As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801, Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Melodie B. Zakaluk

601 Union Street, Suite 2801, Seattle, WA 98101

(Name and address of agent for service)

(800) 248-6314

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

RAINIER FUNDS    September 30, 2014

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Large Cap Equity Fund

Mid Cap Equity Fund

Small/Mid Cap Equity Fund

Balanced Fund

Intermediate Fixed Income Fund

High Yield Fund

International Discovery Fund

RAINIER FUNDS    September 30, 2014

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

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Letter to Shareholders

Dear Shareholders,

On behalf of Rainier Investment Management, I would like to take the opportunity to express our appreciation for your valued investment in the Rainier Funds (the “Funds”). This report, known as the Semiannual Report, contains unaudited financial statements detailing the expenses and holdings for the Funds covering the six-month period ending September 30, 2014. For audited financials, please refer to the Annual Report dated March 31, 2014.

More than five years after the 2008 market slump, equity investors and market pundits still seem cautious, despite recent lows in stock volatility and indications of economic strength. Investor distrust remains, even in the wake of persistent market strength, with all major indices not only up year-to-date, but also remaining close to all-time highs.

Renewed strength in the U.S. currency reflects increased confidence among investors globally in the relative geopolitical stability, renewed economic growth and higher relative fixed income interest rate opportunities in the U.S. Given incremental geopolitical and economic challenges around the world—from ISIS and Ebola, to European independence initiatives, and importantly, decelerating economic growth in foreign economies—we believe odds are good the dollar momentum will continue. We surmise that global investors may direct incremental capital to U.S. markets, providing further support to U.S. equities and bonds.

Although there are several pockets of economic uncertainty around the world, we believe that a near-term U.S. recession is unlikely, given that the U.S. economic recovery appears to be taking hold. In this environment, we continue to seek the best growth opportunities with an appropriate level of risk and valuation, while maintaining cautionary prudence in light of global uncertainties. We believe the Funds are well positioned for the current market and economic environment.

Once again, thank you for your trust and confidence in Rainier and investment in our Fund family.

Sincerely,

Melodie Zakaluk

President & Chief Executive Officer

Rainier Investment Management Mutual Funds

Past performance is not a guarantee of future results. Mutual fund investing involves risk; principal loss is possible. Opinions expressed are subject to change, are not guaranteed, and are not to be considered investment advice.

Quasar Distributors, LLC, Distributor

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Comments from the Investment Adviser

ABOUT THE INVESTMENT ADVISER:

The Investment Adviser to the Funds is Rainier Investment Management, LLC.® (“Rainier”) located in Seattle, Washington. Rainier manages $6.7 billion of discretionary assets.

EQUITY MARKETS

During the six-month period ending September 30, 2014, there have been signs of a steady recovery in the domestic economy. Early in this period, the unemployment rate reached the lowest level since 2008 and has continued to drift lower. New car sales were up 1 million units from the previous year, and housing continued to revive, marked by a surge in new home sales. Transportation industries are operating at high rates, and the commercial aerospace industry is in the midst of a multi-year boom. Banks have cleaned up their balance sheets and are beginning to accelerate lending again. Consumer confidence reached a seven-year peak.

During the period, the international equity portfolio achieved positive attribution from consumer staples and industrials. In spite of the volatility in international markets, both in terms of equity and currency, we are positioned well for the balance of the year. Our domestic portfolios have performed favorably to their primary benchmarks with strong contribution from health care stocks and materials; and technology investments in small- and mid-cap areas have been broadly rewarding.

The domestic equity markets reached a milestone on August 25, as the Standard & Poor’s 500® Index surpassed the 2,000 mark for the first time, 16 years after having reached 1,000. Market milestones aside, U.S. equities are being tested post quarter-end, which is not an unusual occurrence when new market highs are reached.

The strength and persistence of the U.S. stock market rally has been underestimated by many observers. We are currently in the sixth year of recovery and have witnessed significant gains in stock prices from the lows experienced in late 2008/early 2009; yet we still see only a few pockets of high valuation and limited signs of the euphoria that are typically associated with market peaks.

The world economy is showing increasing signs of an uneven recovery, exacerbated by an escalation of geopolitical events in some parts of the world. Global geopolitical instability and decelerating foreign economies are heightening investor risk sensitivities once again, leading to broad-based profit taking, particularly in cyclical industries and companies with large foreign revenue bases. The Russo-Ukranian conflict, ISIS and recent demonstrations in Hong Kong point toward a destabilizing political environment and greater challenges to

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global economic growth, leading to weakness in areas of the industrial, energy and materials sectors, as investors anticipate fundamental weakness and move to take profits or avoid losses.

Given the economic and sentiment backdrop, we do not anticipate a major disruption in the momentum of the markets, beyond the possibility of a temporary correction. Regardless of our near-term expectations for equity markets, we remain focused on identifying companies that stand to fare better in a stressed economic environment. We are emphasizing companies where we believe earnings will benefit from new products or upgrade cycles, notably within the health care, technology and consumer discretionary sectors.

FIXED INCOME

Overall fixed income market returns were positive during the six-month period ending September 30, 2014, with the Rainier Intermediate Fixed Income Fund returning 0.96%, slightly behind the Barclays Capital U.S. Intermediate Government/Credit Bond Index return of 1.20%. The Rainier High Yield Fund returned 0.82% outperforming the BofA Merrill Lynch U.S. High Yield Index return of 0.59%. Weakness in Europe, slowing growth in China and companies’ increased reliance on leverage to improve shareholder returns have finally reached an inflection point where valuations and increased risk caused investors to become more cautious.

Investors continued to demonstrate strong demand for corporate bonds and their additional yields, given the low interest rates and a benign default environment. While low interest rates and the additional yield provided by corporates has driven outperformance in prior quarters, corporate bonds underperformed the BofA Merrill Lynch U.S. High Yield Index at the end of the period.

Interest rates outside of the United States are also playing a role in keeping domestic interest rates low. Investors’ search for yield is global and not limited to the United States. Lack of recovery in Europe and Japan, slowing growth in China, continued conflict in the Ukraine with Russia and renewed fighting in Iraq combined to create doubt about the potential for robust economic growth and kept longer term interest rates from moving higher during the quarter.

See page 78 for index descriptions.

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Comments from the Investment Adviser

Despite continued improvement in U.S. economic fundamentals, the strong performance of high yield bonds during the beginning of the period became increasingly volatile. The increased volatility reflects the level of uncertainty in the market as we transition from a long period of easy monetary policy, characterized by large scale asset purchases by the Federal Reserve, to speculation on when they will raise interest rates for the first time in more than eight years. From a fundamental perspective, we feel the outlook for high yield companies continues to be positive, reflecting the underlying U.S. economic growth trends, the current low cost capital environment, and default expectations near historic lows.

Some would point to recent economic releases showing improving payrolls and lower unemployment as evidence of economic recovery. Given that much of the recovery is still tied to an extremely low interest rate environment, expectations are for monetary policy to remain accommodative, with interest rates remaining low and the Fed erring on the side of caution moving forward. This combination of slow but improving growth and an accommodative monetary policy provides an attractive environment for fixed income.

While we believe the overall environment for fixed income should remain positive, investors still need to be diligent, as low yields combined with higher leverage in corporates increases risk for fixed income investors.

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FUND INVESTMENT RETURNS

Large Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2014

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Large Cap Equity - Institutional Shares+	17.49%	20.08%	13.09%	7.60%	9.89%
Large Cap Equity - Original Shares	17.12	19.76	12.79	7.32	9.61
S&P 500 Index	19.73	22.99	15.70	8.11	9.65
Russell 1000 Growth Index	19.15	22.45	16.50	8.94	9.01
Consumer Price Index	1.66	1.61	1.96	2.28	2.38

Inception date 5/10/94

The Gross and Net Expense Ratios for Institutional Shares are 0.90% and 0.83%, respectively, and Original Shares are 1.19% and 1.12%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/15.

*Average annualized returns.

+Institutional Shares commenced operations on 5/2/02. Performance for periods prior to 5/2/02 is based on the performance of the Original Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual Fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 78 for index descriptions.

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FUND INVESTMENT RETURNS

Mid Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2014

	1 Year	3 Years*	5 Years*	Since Inception*
Mid Cap Equity - Institutional Shares	14.15%	21.36%	15.46%	8.95%
Mid Cap Equity - Original Shares	13.80	21.01	15.15	8.66
Russell Midcap Index	15.83	23.79	17.19	8.74
Russell Midcap Growth Index	14.43	22.74	17.12	8.66
Consumer Price Index	1.66	1.61	1.96	2.15

Inception date 12/27/05

The Gross Expense Ratio for Institutional Shares is 1.10% and for Original Shares is 1.34%, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management.

See page 78 for index descriptions.

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FUND INVESTMENT RETURNS

Small/Mid Cap Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2014

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Small/Mid Cap Equity - Institutional Shares+	10.72%	21.96%	15.29%	9.22%	11.62%
Small/Mid Cap Equity - Original Shares	10.42	21.62	14.98	8.93	11.34
Russell 2500 Index	8.97	22.80	15.99	9.45	10.76
Russell 2500 Growth Index	8.05	22.68	16.85	10.10	9.02
Consumer Price Index	1.66	1.61	1.96	2.28	2.38

Inception date 5/10/94

The Gross Expense Ratio for Institutional Shares is 1.01% and for Original Shares is 1.32%, which are the amounts stated in the current prospectuses as of the date of this report.

*Average annualized returns.

+Institutional Shares commenced operations on 5/2/02. Performance for periods prior to 5/2/02 is based on the performance of the Original Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management.

See page 78 for index descriptions.

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FUND INVESTMENT RETURNS

Balanced Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2014

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Balanced - Institutional Shares+	10.98%	13.00%	9.43%	6.23%	8.13%
Balanced - Original Shares	10.71	12.69	9.15	5.97	7.86
Balanced Index	12.39	14.20	10.70	6.62	8.15
S&P 500 Index	19.73	22.99	15.70	8.11	9.65
Barclays Capital U.S. Intermediate Gov/Credit Bond Index	2.20	2.01	3.42	4.05	5.54
Consumer Price Index	1.66	1.61	1.96	2.28	2.38

Inception date 5/10/94

The Gross and Net Expense Ratios for Institutional Shares are 0.99% and 0.94%, respectively, and Original Shares are 1.34% and 1.19%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/15.

*Average annualized returns.

+Institutional Shares commenced operations on 5/2/02. Performance for periods prior to 5/2/02 is based on the performance of the Original Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 78 for index descriptions.

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FUND INVESTMENT RETURNS

Intermediate Fixed Income Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2014

	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Intermediate Fixed Income	1.93%	2.70%	3.53%	3.96%	5.15%
Barclays Capital U.S. Intermediate Gov/Credit Bond Index	2.20	2.01	3.42	4.05	5.54
Citigroup 3-Month Treasury Bill Index	0.04	0.05	0.08	1.51	2.82
Consumer Price Index	1.66	1.61	1.96	2.28	2.38

Inception date 5/10/94

The Gross and Net Expense Ratios are 0.74% and 0.55%, respectively, which are the amounts stated in the current prospectuses as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/15.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 78 for index descriptions.

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FUND INVESTMENT RETURNS

High Yield Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2014

	1 Year	3 Years*	5 Years*	Since Inception*
High Yield Fund - Institutional Shares	7.81%	9.82%	9.31%	12.18%
High Yield Fund - Original Shares+	7.62	9.61	9.08	11.93
Bank of America Merrill Lynch U.S. High Yield Index	7.23	10.95	10.40	16.53
Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index	7.34	10.28	9.86	14.44
Consumer Price Index	1.66	1.61	1.96	2.06

Inception date 3/31/09

The Gross and Net Expense Ratios for Institutional Shares are 0.75% and 0.65%, respectively, and Original Shares are 1.00% and 0.90%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/15.

*Average annualized returns.

+Original Shares commenced operations on 7/31/12. Performance for periods prior to 7/31/12 is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Original Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 78 for index descriptions.

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FUND INVESTMENT RETURNS

International Discovery Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Period ending March 31,

TOTAL RETURNS as of September 30, 2014

	1 Year	Since Inception*
International Discovery Fund - Institutional Shares	6.26%	18.01%
International Discovery Fund - Class A Shares (with 5.75% sales charge)+	-0.07	15.01
MSCI AC World Index ex U.S. Small Cap Net TR	4.56	9.01
Consumer Price Index	1.66	1.49

Inception date 3/28/12

The Gross and Net Expense Ratios for Institutional Shares are 1.61% and 1.25%, respectively, and Class A Shares are 1.83% and 1.50%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Investment Adviser has contractually agreed to waive/reimburse expenses through 7/31/15.

*Average annualized returns.

+Class A Shares commenced operations on 11/30/12. Performance for periods prior to 11/30/12 is based on the performance of the Institutional Shares adjusted for the 12b-1 fee for the Class A Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Mutual fund investing involves risk; principal loss is possible. Small- and medium- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses.

Short term performance, in particular, is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 78 for index descriptions.

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Fund Expenses

Rainier Funds

September 30, 2014 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class and Class A only); and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/14 and held for the entire period from 4/1/14 to 9/30/14.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed annual rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LARGE CAP EQUITY FUND

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/14)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/14)	$1,063.70	$1,065.30	$1,019.50	$1,020.86
Expenses Paid during Period*	$5.74	$4.35	$5.62	$4.26

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.11% for Original, 0.84% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value over the period.

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MID CAP EQUITY FUND

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/14)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/14)	$1,031.90	$1,033.60	$1,018.30	$1,019.75
Expenses Paid during Period*	$6.88	$5.40	$6.83	$5.37

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.35% for Original, 1.06% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value over the period.

SMALL/MID CAP EQUITY FUND

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/14)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/14)	$1,006.20	$1,007.70	$1,018.40	$1,019.90
Expenses Paid during Period*	$6.69	$5.18	$6.73	$5.22

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.33% for Original, 1.03% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value over the period.

BALANCED FUND

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/14)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/14)	$1,041.40	$1,042.00	$1,019.10	$1,020.36
Expenses Paid during Period*	$6.09	$4.81	$6.02	$4.76

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.19% for Original, 0.94% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value over the period.

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Fund Expenses

Rainier Funds

September 30, 2014 (Unaudited) continued

INTERMEDIATE FIXED INCOME FUND

Expense Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/2014)	$1,000.00	$1,000.00
Ending Account Value (9/30/14)	$1,009.60	$1,022.31
Expenses Paid during Period*	$2.77	$2.79

*‘Expenses Paid during Period’ are equal to the annualized expense ratio during the six month period (0.55%) multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

HIGH YIELD FUND

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/14)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/14)	$1,006.90	$1,008.20	$1,020.56	$1,021.81
Expenses Paid during Period*	$4.53	$3.27	$4.56	$3.29

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (0.90% for Original, 0.65% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value over the period.

INTERNATIONAL DISCOVERY FUND

Expense Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Institutional	Class A	Institutional
Beginning Account Value (4/1/14)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/14)	$950.50	$951.90	$1,017.55	$1,018.80
Expenses Paid during Period*	$7.33	$6.12	$7.59	$6.33

*For each class of the Fund, ‘Expenses Paid during Period’ are equal to the annualized expense ratio for the class during the six month period (1.50% for Class A, 1.25% for Institutional), multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value over the period.

P / 16

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Large Cap Equity Fund

Sector Representation as of September 30, 2014 (% of net assets)

COMMON STOCKS (97.9%)
	Shares	Value
CONSUMER DISCRETIONARY (14.1%)
Amazon.com, Inc.*	20,130	$6,490,717
Jarden Corp.*	141,520	8,506,767
Kate Spade & Co.*	189,440	4,969,011
Las Vegas Sands Corp.	66,950	4,164,960
Lennar Corp. Cl. A	151,020	5,864,107
Marriott International, Inc. Cl. A	75,190	5,255,781
NIKE, Inc. Cl. B	72,060	6,427,752
Ralph Lauren Corp.	33,146	5,460,141
The Priceline Group, Inc.*	8,250	9,558,285
The Walt Disney Co.	95,040	8,461,411
Total Consumer Discretionary		65,158,932

CONSUMER STAPLES (6.8%)
Church & Dwight Co., Inc.	100,028	7,017,965
Costco Wholesale Corp.	49,795	6,240,309
Monster Beverage Corp.*	69,800	6,398,566
The Estee Lauder Companies, Inc. Cl. A	87,304	6,523,355
Walgreen Co.	88,760	5,260,805
Total Consumer Staples		31,441,000

ENERGY (9.2%)
Anadarko Petroleum Corp.	68,790	6,978,058

	Shares	Value
Continental Resources, Inc.*	85,680	$5,696,006
EOG Resources, Inc.	89,390	8,851,398
FMC Technologies, Inc.*	76,390	4,148,741
Halliburton Co.	106,810	6,890,313
Schlumberger Ltd.^	98,153	9,981,178
Total Energy		42,545,694

FINANCIALS (14.0%)
Affiliated Managers Group, Inc.*	27,470	5,503,889
BlackRock, Inc.	20,190	6,628,781
Citigroup, Inc.	165,429	8,572,531
Discover Financial Services	92,640	5,965,089
JPMorgan Chase & Co.	192,143	11,574,694
Morgan Stanley	382,580	13,225,791
SunTrust Banks, Inc.	195,520	7,435,626
The Goldman Sachs Group, Inc.	31,210	5,729,220
Total Financials		64,635,621

HEALTH CARE (18.4%)
AbbVie, Inc.	183,310	10,587,985
Actavis plc*^	44,420	10,717,658
Allergan, Inc.	55,868	9,955,119
Biogen Idec, Inc.*	22,510	7,446,533

The accompanying notes are an integral part of these financial statements.

P / 17

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Large Cap Equity Fund

continued

	Shares	Value
Celgene Corp.*	79,418	$7,527,238
Gilead Sciences, Inc.*	85,716	9,124,468
McKesson Corp.	44,070	8,579,107
Regeneron Pharmaceuticals, Inc.*	20,290	7,314,951
Salix Pharmaceuticals Ltd.*	27,670	4,323,161
The Cooper Cos., Inc.	27,068	4,215,841
Thermo Fisher Scientific, Inc.	43,660	5,313,422
Total Health Care		85,105,483

INDUSTRIALS (10.2%)
B/E Aerospace, Inc.*	82,772	$6,947,882
Cummins, Inc.	49,000	6,467,020
Eaton Corp. plc	35,668	2,260,281
Fortune Brands Home & Security, Inc.	157,390	6,470,303
Precision Castparts Corp.	24,986	5,918,684
Union Pacific Corp.	82,918	8,989,969
United Rentals, Inc.*	46,710	5,189,481
Verisk Analytics, Inc. Cl. A*	79,972	4,869,495
Total Industrials		47,113,115

INFORMATION TECHNOLOGY (23.3%)
Activision Blizzard, Inc.	147,680	3,070,267
Alibaba Group Holding Ltd.*^	40,740	3,619,749
Apple, Inc.	189,010	19,042,758
Equinix, Inc.*	18,300	3,888,384
Facebook, Inc. Cl. A*	73,330	5,796,003
FleetCor Technologies, Inc.*	34,860	4,954,303
Google, Inc. Cl. A*	21,706	12,772,028
LinkedIn Corp. Cl. A*	11,050	2,296,080
MasterCard, Inc. Cl. A	92,670	6,850,166
Microsoft Corp.	300,640	13,937,670
Salesforce.com, Inc.*	113,700	6,541,161
Visa, Inc. Cl. A	51,120	10,907,474
VMware, Inc. Cl. A*	99,980	9,382,123
Yahoo!, Inc.*	111,410	4,539,958
Total Information Technology		107,598,124

	Shares	Value
MATERIALS (1.9%)
The Sherwin-Williams Co.	41,110	$9,002,679
Total Materials		9,002,679

TOTAL COMMON STOCKS
(cost $333,461,088)		$452,600,648

SHORT-TERM INVESTMENT (2.2%)

MONEY MARKET MUTUAL FUND (2.2%)
First American Treasury Obligations Fund 0.000%**	10,210,865	10,210,865
TOTAL SHORT-TERM INVESTMENT
(cost $10,210,865)		$10,210,865

TOTAL INVESTMENTS (100.1%)
(cost $343,671,953)		$462,811,513

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(551,650)

TOTAL NET ASSETS (100.0%)		$462,259,863

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

P / 18

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Mid Cap Equity Fund

Sector Representation as of September 30, 2014 (% of net assets)

COMMON STOCKS (98.8%)
	Shares	Value
CONSUMER DISCRETIONARY (17.9%)
BorgWarner, Inc.	115,470	$6,074,877
Carter’s, Inc.	112,030	8,684,566
Dillard’s, Inc. Cl. A	54,440	5,932,871
Foot Locker, Inc.	286,550	15,946,507
Harman International Industries, Inc.	165,510	16,226,600
HomeAway, Inc.*	200,390	7,113,845
Kate Spade & Co.*	242,060	6,349,234
Lennar Corp. Cl. A	334,170	12,975,821
Lions Gate Entertainment Corp.^	158,560	5,227,723
Live Nation Entertainment, Inc.*	242,230	5,818,365
LKQ Corp.*	396,650	10,546,923
Marriott International, Inc. Cl. A	133,420	9,326,058
Mohawk Industries, Inc.*	129,930	17,517,163
Signet Jewelers Ltd.^	74,340	8,468,069
The Men’s Wearhouse, Inc.	86,810	4,099,168
Tractor Supply Co.	148,890	9,158,224
TripAdvisor, Inc.*	78,080	7,138,074
Ulta Salon, Cosmetics & Fragrance, Inc.*	101,330	11,974,166
Zulily, Inc. Cl. A*	124,430	4,714,653
Total Consumer Discretionary		173,292,907

	Shares	Value
CONSUMER STAPLES (4.5%)
Constellation Brands, Inc. Cl. A*	53,480	$4,661,317
The Hain Celestial Group, Inc.*	93,620	9,582,007
The Kroger Co.	245,910	12,787,320
Tyson Foods, Inc. Cl. A	409,360	16,116,503
Total Consumer Staples		43,147,147

ENERGY (5.9%)
Cimarex Energy Co.	37,330	4,723,365
Devon Energy Corp.	114,090	7,778,656
Nabors Industries Ltd.^	631,090	14,363,608
Oasis Petroleum, Inc.*	126,980	5,309,034
Weatherford International plc*^	277,280	5,767,424
Whiting Petroleum Corp.*	242,670	18,819,059
Total Energy		56,761,146

FINANCIALS (17.9%)
Affiliated Managers Group, Inc.*	75,130	15,053,047
Ameriprise Financial, Inc.	52,260	6,447,839
CBRE Group, Inc. Cl. A*	226,870	6,747,114
Corporate Office Properties Trust	633,330	16,289,248
CubeSmart	493,720	8,877,086

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Mid Cap Equity Fund

continued

	Shares	Value
E*Trade Financial Corp.*	225,280	$5,089,075
East West Bancorp, Inc.	354,390	12,049,260
Essex Property Trust, Inc.	41,110	7,348,412
Invesco Ltd.^	231,550	9,141,594
Jones Lang LaSalle, Inc.	81,740	10,327,032
Lazard Ltd. Cl. A^	248,990	12,623,793
Ocwen Financial Corp.*	184,030	4,817,905
PrivateBancorp, Inc.	225,150	6,734,236
Raymond James Financial, Inc.	138,380	7,414,400
SEI Investments Co.	197,020	7,124,243
Signature Bank*	132,820	14,883,809
Strategic Hotels & Resorts, Inc.*	716,050	8,341,982
SunTrust Banks, Inc.	357,220	13,585,077
Total Financials		172,895,152

HEALTH CARE (13.9%)
Akorn, Inc.*	79,730	2,891,807
Alkermes plc*^	231,970	9,944,554
Endo International plc*^	177,290	12,115,999
Envision Healthcare Holdings, Inc.*	341,890	11,856,745
Illumina, Inc.*	32,800	5,376,576
Incyte Corp.*	149,190	7,317,769
Jazz Pharmaceuticals plc*^	72,890	11,703,218
Medivation, Inc.*	123,290	12,189,682
MEDNAX, Inc.*	132,530	7,265,295
Perrigo Co. plc^	101,390	15,227,764
Salix Pharmaceuticals Ltd.*	50,780	7,933,867
The Cooper Cos., Inc.	107,200	16,696,400
Universal Health Services, Inc. Cl. B	77,210	8,068,445
Zoetis, Inc.	145,730	5,384,724
Total Health Care		133,972,845

INDUSTRIALS (15.9%)
Air Lease Corp.	194,140	6,309,550
American Airlines Group, Inc.	261,820	9,289,374
B/E Aerospace, Inc.*	241,780	20,295,013
Fortune Brands Home & Security, Inc.	439,500	18,067,845

	Shares	Value
Ingersoll-Rand plc^	202,610	$11,419,100
ITT Corp.	157,770	7,090,184
Kansas City Southern	60,970	7,389,564
Kirby Corp.*	98,850	11,649,472
Quanta Services, Inc.*	406,310	14,744,990
Southwest Airlines Co.	240,200	8,111,554
United Rentals, Inc.*	208,400	23,153,240
Wabtec Corp.	110,550	8,958,972
Waste Connections, Inc.	147,760	7,169,315
Total Industrials		153,648,173

INFORMATION TECHNOLOGY (16.4%)
Amphenol Corp. Cl. A	94,880	9,474,717
Avago Technologies Ltd.	169,380	14,736,060
Cadence Design Systems, Inc.*	414,790	7,138,536
CoStar Group, Inc.*	45,390	7,059,961
Euronet Worldwide, Inc.*	160,310	7,661,215
FleetCor Technologies, Inc.*	57,420	8,160,530
Fortinet, Inc.*	322,370	8,144,678
Gartner, Inc.*	77,710	5,709,354
Lam Research Corp.	112,930	8,435,871
NetSuite, Inc.*	112,890	10,108,171
NXP Semiconductors NV*^	303,680	20,780,822
Palo Alto Networks, Inc.*	96,510	9,467,631
ServiceNow, Inc.*	78,420	4,609,528
SunPower Corp.*	170,390	5,772,813
Synaptics, Inc.*	91,210	6,676,572
Trimble Navigation Ltd.*	157,620	4,807,410
Vantiv, Inc. Cl. A*	129,510	4,001,859
WEX, Inc.*	21,960	2,422,627
Xilinx, Inc.	143,820	6,090,777
Yelp, Inc.*	114,690	7,827,592
Total Information Technology		159,086,724

MATERIALS (4.4%)
Alcoa, Inc.	559,520	9,002,677
Eagle Materials, Inc.	158,740	16,164,494
Ecolab, Inc.	76,590	8,794,830
Steel Dynamics, Inc.	386,450	8,737,634
Total Materials		42,699,635

P / 20

	Shares	Value
UTILITIES (2.0%)
American Water Works Co., Inc.	242,610	$11,701,080
DTE Energy Co.	98,580	7,499,967
Total Utilities		19,201,047

TOTAL COMMON STOCKS
(cost $810,298,261)		$954,704,776

SHORT-TERM INVESTMENT (1.3%)

MONEY MARKET MUTUAL FUND (1.3%)
First American Treasury Obligations Fund 0.000%**	12,892,257	12,892,257
TOTAL SHORT-TERM INVESTMENT
(cost $12,892,257)		$12,892,257

TOTAL INVESTMENTS (100.1%)
(cost $823,190,518)		$967,597,033

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(1,057,244)

TOTAL NET ASSETS (100.0%)		$966,539,789

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

P / 21

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Small/Mid Cap Equity Fund

Sector Representation as of September 30, 2014 (% of net assets)

COMMON STOCKS (99.6%)
	Shares	Value
CONSUMER DISCRETIONARY (16.7%)
BorgWarner, Inc.	187,870	$9,883,841
Burlington Stores, Inc.*	266,620	10,627,473
Carter’s, Inc.	154,130	11,948,158
Dillard’s, Inc. Cl. A	78,410	8,545,122
Foot Locker, Inc.	204,850	11,399,902
Harman International Industries, Inc.	283,110	27,756,104
HomeAway, Inc.*	306,140	10,867,970
Lennar Corp. Cl. A	511,260	19,852,226
LifeLock, Inc.*	953,480	13,625,229
Lions Gate Entertainment Corp.^	207,310	6,835,011
Live Nation Entertainment, Inc.*	496,480	11,925,449
LKQ Corp.*	490,350	13,038,406
Mohawk Industries, Inc.*	201,330	27,143,311
Signet Jewelers Ltd.^	105,670	12,036,870
The Finish Line, Inc. Cl. A	451,960	11,312,559
The Men’s Wearhouse, Inc.	182,680	8,626,150
TripAdvisor, Inc.*	119,490	10,923,776
Tumi Holdings, Inc.*	539,260	10,973,941
Zulily, Inc. Cl. A*	210,880	7,990,243
Total Consumer Discretionary		245,311,741

	Shares	Value
CONSUMER STAPLES (3.9%)
Boulder Brands, Inc.*	618,720	$8,433,154
The Hain Celestial Group, Inc.*	135,670	13,885,824
TreeHouse Foods, Inc.*	167,690	13,499,045
Tyson Foods, Inc. Cl. A	534,940	21,060,588
Total Consumer Staples		56,878,611

ENERGY (5.6%)
Basic Energy Services, Inc.*	471,190	10,220,111
Halcon Resources Corp.*	2,003,110	7,932,316
Matador Resources Co.*	304,140	7,862,019
Nabors Industries Ltd.^	671,620	15,286,071
Oasis Petroleum, Inc.*	231,810	9,691,976
Penn Virginia Corp.*	615,610	7,824,403
Sanchez Energy Corp.*	296,120	7,776,111
Whiting Petroleum Corp.*	198,560	15,398,328
Total Energy		81,991,335

FINANCIALS (19.8%)
Affiliated Managers Group, Inc.*	132,850	26,617,826

P / 22

	Shares	Value
Cathay General Bancorp	370,340	$9,195,542
CBRE Group, Inc. Cl. A*	431,120	12,821,509
Columbia Banking System, Inc.	233,850	5,801,818
Corporate Office Properties Trust	611,260	15,721,607
CubeSmart	1,045,960	18,806,361
E*Trade Financial Corp.*	572,540	12,933,679
Essex Property Trust, Inc.	38,640	6,906,900
Evercore Partners, Inc. Cl. A	258,940	12,170,180
Glacier Bancorp, Inc.	528,830	13,675,544
Invesco Ltd.^	194,790	7,690,309
Jones Lang LaSalle, Inc.	130,110	16,438,097
Lazard Ltd. Cl. A^	330,990	16,781,193
Ocwen Financial Corp.*	433,430	11,347,197
PrivateBancorp, Inc.	499,960	14,953,804
Raymond James Financial, Inc.	189,820	10,170,556
SEI Investments Co.	280,840	10,155,174
Signature Bank*	152,840	17,127,250
Strategic Hotels & Resorts, Inc.*	2,155,920	25,116,468
ViewPoint Financial Group, Inc.	364,120	8,717,033
Western Alliance Bancorp*	241,140	5,763,246
Wintrust Financial Corp.	239,310	10,689,978
Total Financials		289,601,271

HEALTH CARE (14.8%)
Akorn, Inc.*	431,940	15,666,464
Alkermes plc*^	273,320	11,717,228
Endo International plc*^	228,680	15,627,991
Envision Healthcare Holdings, Inc.*	537,950	18,656,106
Incyte Corp.*	231,180	11,339,379
Isis Pharmaceuticals, Inc.*	293,740	11,405,924

	Shares	Value
Jazz Pharmaceuticals plc*^	99,370	$15,954,847
Medivation, Inc.*	189,580	18,743,775
MEDNAX, Inc.*	203,930	11,179,443
Natus Medical, Inc.*	437,440	12,908,855
Perrigo Co. plc^	151,460	22,747,777
Salix Pharmaceuticals Ltd.*	79,010	12,344,522
The Cooper Cos., Inc.	165,160	25,723,670
Universal Health Services, Inc. Cl. B	118,770	12,411,465
Total Health Care		216,427,446

INDUSTRIALS (14.3%)
Air Lease Corp.	330,050	10,726,625
Apogee Enterprises, Inc.	262,900	10,463,420
B/E Aerospace, Inc.*	370,170	31,072,070
Fortune Brands Home & Security, Inc.	727,460	29,905,881
ITT Corp.	170,370	7,656,428
Kirby Corp.*	140,360	16,541,426
Korn/Ferry International*	253,810	6,319,869
Quanta Services, Inc.*	648,840	23,546,404
Southwest Airlines Co.	350,720	11,843,814
United Rentals, Inc.*	334,740	37,189,614
Wabtec Corp.	155,460	12,598,478
Waste Connections, Inc.	246,100	11,940,772
Total Industrials		209,804,801

INFORMATION TECHNOLOGY (17.2%)
Amphenol Corp. Cl. A	129,220	12,903,909
Avago Technologies Ltd.	244,340	21,257,580
Cadence Design Systems, Inc.*	557,750	9,598,877
CoStar Group, Inc.*	57,030	8,870,446
Cray, Inc.*	371,320	9,743,437
Euronet Worldwide, Inc.*	292,410	13,974,274
FleetCor Technologies, Inc.*	95,380	13,555,406
Fortinet, Inc.*	405,760	10,251,526
Gartner, Inc.*	121,050	8,893,544
Lam Research Corp.	174,010	12,998,547
Littelfuse, Inc.	155,690	13,261,674

The accompanying notes are an integral part of these financial statements.

P / 23

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Small/Mid Cap Equity Fund

continued

	Shares	Value
NetSuite, Inc.*	130,640	$11,697,506
NXP Semiconductors NV *^	449,400	30,752,442
Palo Alto Networks, Inc.*	120,660	11,836,746
Proofpoint, Inc.*	179,350	6,661,059
ServiceNow, Inc.*	124,760	7,333,393
SunPower Corp.*	193,290	6,548,665
Synaptics, Inc.*	141,090	10,327,788
Vantiv, Inc. Cl. A*	20,510	633,759
WebMD Health Corp.*	268,030	11,206,334
WEX, Inc.*	67,000	7,391,440
Yelp, Inc.*	185,660	12,671,295
Total Information Technology		252,369,647

MATERIALS (4.9%)
Caesarstone Sdot-Yam Ltd.^	61,350	3,170,568
Century Aluminum Co.*	389,680	10,119,990
Eagle Materials, Inc.	244,550	24,902,526
Minerals Technologies, Inc.	164,690	10,163,020
Steel Dynamics, Inc.	565,760	12,791,834
Stillwater Mining Co.*	673,060	10,116,092
Total Materials		71,264,030

TELECOMMUNICATIONS SERVICES (0.4%)
RingCentral, Inc. Cl. A*	413,650	5,257,491
Total Telecommunications Services		5,257,491

UTILITIES (2.0%)
American Water Works Co., Inc.	378,980	18,278,205

	Shares	Value
DTE Energy Co.	144,550	$10,997,364
Total Utilities		29,275,569

TOTAL COMMON STOCKS
(cost $1,238,425,399)		$1,458,181,942

SHORT-TERM INVESTMENT (1.0%)

MONEY MARKET MUTUAL FUND (1.0%)
First American Treasury Obligations Fund 0.000%**	14,760,888	14,760,888
TOTAL SHORT-TERM INVESTMENT
(cost $14,760,888)		$14,760,888

TOTAL INVESTMENTS (100.6%)
(cost $1,253,186,287)		$1,472,942,830

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)		(8,312,199)

TOTAL NET ASSETS (100.0%)		$1,464,630,631

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

P / 24

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Balanced Fund

Investment Allocation as of September 30, 2014 (% of net assets)

COMMON STOCKS (61.3%)
	Shares	Value
CONSUMER DISCRETIONARY (8.8%)
Amazon.com, Inc.*	850	$274,074
Jarden Corp.*	5,960	358,256
Kate Spade & Co.*	7,990	209,578
Las Vegas Sands Corp.	2,830	176,054
Lennar Corp. Cl. A	6,540	253,948
Marriott International, Inc. Cl. A	3,250	227,175
NIKE, Inc. Cl. B	2,920	260,464
Ralph Lauren Corp.	1,400	230,622
The Priceline Group, Inc.*	350	405,503
The Walt Disney Co.	4,000	356,120
Total Consumer Discretionary		2,751,794

CONSUMER STAPLES (4.3%)
Church & Dwight Co., Inc.	4,240	297,478
Costco Wholesale Corp.	2,110	264,425
Monster Beverage Corp.*	2,950	270,427
The Estee Lauder Companies, Inc. Cl. A	3,690	275,717
Walgreen Co.	3,800	225,226
Total Consumer Staples		1,333,273

ENERGY (5.9%)
Anadarko Petroleum Corp.	3,140	318,522
Continental Resources, Inc.*	3,620	240,658
EOG Resources, Inc.	3,990	395,090
FMC Technologies, Inc.*	3,240	175,964

	Shares	Value
Halliburton Co.	4,550	$293,520
Schlumberger Ltd.^	4,150	422,013
Total Energy		1,845,767

FINANCIALS (8.7%)
Affiliated Managers Group, Inc.*	1,160	232,418
BlackRock, Inc.	860	282,355
Citigroup, Inc.	7,000	362,740
Discover Financial Services	3,920	252,409
JPMorgan Chase & Co.	8,055	485,233
Morgan Stanley	16,060	555,194
SunTrust Banks, Inc.	8,240	313,367
The Goldman Sachs Group, Inc.	1,300	238,641
Total Financials		2,722,357

HEALTH CARE (11.4%)
AbbVie, Inc.	7,670	443,019
Actavis plc*^	1,800	434,304
Allergan, Inc.	2,365	421,419
Biogen Idec, Inc.*	960	317,578
Celgene Corp.*	3,380	320,356
Gilead Sciences, Inc.*	3,650	388,543
McKesson Corp.	1,870	364,033
Regeneron Pharmaceuticals, Inc.*	860	310,047
Salix Pharmaceuticals Ltd.*	1,100	171,864
The Cooper Cos., Inc.	1,140	177,555

The accompanying notes are an integral part of these financial statements.

P / 25

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Balanced Fund

continued

	Shares	Value
Thermo Fisher Scientific, Inc.	1,850	$225,145
Total Health Care		3,573,863

INDUSTRIALS (6.4%)
B/E Aerospace, Inc.*	3,510	294,629
Cummins, Inc.	2,070	273,198
Eaton Corp. plc	1,510	95,689
Fortune Brands Home & Security, Inc.	6,690	275,026
Precision Castparts Corp.	1,055	249,908
Union Pacific Corp.	3,480	377,302
United Rentals, Inc.*	2,010	223,311
Verisk Analytics, Inc. Cl. A*	3,420	208,244
Total Industrials		1,997,307

INFORMATION TECHNOLOGY (14.6%)
Activision Blizzard, Inc.	6,190	128,690
Alibaba Group Holding Ltd.*^	1,650	146,603
Apple, Inc.	8,000	806,000
Equinix, Inc.*	780	165,735
Facebook, Inc. Cl. A*	3,070	242,653
FleetCor Technologies, Inc.*	1,510	214,601
Google, Inc. Cl. A*	920	541,337
LinkedIn Corp. Cl. A*	470	97,661
MasterCard, Inc. Cl. A	3,920	289,766
Microsoft Corp.	12,830	594,799
Salesforce.com, Inc.*	4,840	278,445
Visa, Inc. Cl. A	2,178	464,720
VMware, Inc. Cl. A*	4,230	396,943
Yahoo!, Inc.*	4,720	192,340
Total Information Technology		4,560,293

MATERIALS (1.2%)
The Sherwin-Williams Co.	1,740	381,043
Total Materials		381,043

TOTAL COMMON STOCKS
(cost $14,388,580)		$19,165,697

DEBT SECURITIES (38.1%)
	Principal Amount	Value
CORPORATE BONDS (23.3%)
AUTO COMPONENTS (0.4%)
Magna International, Inc.^
3.625%, 06/15/2024	$120,000	$119,482
Total Auto Components		119,482

BANKS (5.0%)
Bank of Nova Scotia^
2.050%, 10/30/2018	435,000	434,205
Comerica, Inc.
2.125%, 05/23/2019	30,000	29,766
Royal Bank of Canada^
2.150%, 03/15/2019	300,000	301,051
Wachovia Corp.
5.625%, 10/15/2016	385,000	419,323
Westpac Banking Corp.^
2.000%, 08/14/2017	375,000	380,881
Total Banks		1,565,226

BEVERAGES (0.5%)
Coca-Cola Femsa S.A.B. de C.V.^
2.375%, 11/26/2018	150,000	151,013
Total Beverages		151,013

CAPITAL MARKETS (3.3%)
Ameriprise Financial, Inc.
3.700%, 10/15/2024	215,000	216,377
BlackRock, Inc.
5.000%, 12/10/2019	125,000	141,420
Morgan Stanley
4.750%, 03/22/2017	85,000	91,396
State Street Corp.
2.875%, 03/07/2016	295,000	304,579
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	265,000	296,890
Total Capital Markets		1,050,662

COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems, Inc.
4.450%, 01/15/2020	205,000	225,325
Total Communications Equipment		225,325

P / 26

	Principal Amount	Value
CONSUMER FINANCE (2.8%)
American Express Co.
6.150%, 08/28/2017	$125,000	$140,830
7.000%, 03/19/2018	270,000	314,600
American Honda Finance Corp.
2.125%, 10/10/2018	115,000	115,673
Toyota Motor Credit Corp.
3.300%, 01/12/2022	290,000	299,422
Total Consumer Finance		870,525

DIVERSIFIED FINANCIAL SERVICES (3.5%)
Bank of America Corp.
5.650%, 05/01/2018	230,000	256,038
General Electric Capital Corp.
5.625%, 09/15/2017	335,000	374,585
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	440,000	479,665
Total Diversified Financial Services		1,110,288

DIVERSIFIED TELECOMMUNICATION (0.2%)
Verizon Communications, Inc.
4.500%, 09/15/2020	70,000	75,789
Total Diversified Telecommunication		75,789

FOOD PRODUCTS (0.4%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	105,000	115,844
Total Food Products		115,844

HEALTH CARE PROVIDERS & SERVICES (0.1%)
Medtronic, Inc.
2.750%, 04/01/2023	35,000	33,653
Total Health Care Providers & Services		33,653

INSURANCE (2.7%)
ACE INA Holdings, Inc.
5.600%, 05/15/2015	290,000	299,136
2.600%, 11/23/2015	85,000	86,811
MetLife, Inc.
6.750%, 06/01/2016	200,000	219,520
The Travelers Cos., Inc.
5.900%, 06/02/2019	200,000	232,115
Total Insurance		837,582

	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS (0.8%)
Shell International Financial BV^
4.375%, 03/25/2020	$125,000	$138,034
Total Capital SA^
4.450%, 06/24/2020	95,000	104,789
Total Oil, Gas & Consumable Fuels		242,823

PHARMACEUTICALS (0.5%)
AstraZeneca plc^
1.950%, 09/18/2019	40,000	39,561
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	70,000	67,521
Sanofi^
1.250%, 04/10/2018	55,000	54,256
Total Pharmaceuticals		161,338

REAL ESTATE (0.7%)
Simon Property Group LP
2.200%, 02/01/2019	15,000	15,057
3.375%, 10/01/2024	210,000	208,096
Total Real Estate		223,153

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Texas Instruments, Inc.
2.750%, 03/12/2021	35,000	35,280
Xilinx, Inc.
3.000%, 03/15/2021	145,000	145,313
Total Semiconductors & Semiconductor Equipment		180,593

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.1%)
Hewlett-Packard Co.
3.000%, 09/15/2016	245,000	253,677
2.750%, 01/14/2019	95,000	96,584
Total Technology Hardware, Storage & Peripherals		350,261

TOTAL CORPORATE BONDS
(cost $6,999,056)		$7,313,557

The accompanying notes are an integral part of these financial statements.

P / 27

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Balanced Fund

continued

	Principal Amount	Value
U.S. GOVERNMENT AGENCY (2.9%)
Federal Home Loan Bank
5.625%, 06/13/2016	$825,000	$894,550

TOTAL U.S. GOVERNMENT AGENCY
(cost $825,000)		$894,550

U.S. TREASURY NOTES (11.9%)
0.375%, 08/31/2015	725,000	726,884
0.500%, 08/31/2016	625,000	624,402
0.875%, 08/15/2017	440,000	437,920
1.625%, 08/31/2019	630,000	625,742
2.000%, 08/31/2021	895,000	882,938
2.375%, 08/15/2024	420,000	415,177

TOTAL U.S. TREASURY NOTES
(cost $3,714,651)		$3,713,063

TOTAL DEBT SECURITIES
(cost $11,538,707)		$11,921,170

SHORT-TERM INVESTMENT (1.3%)
	Shares
MONEY MARKET MUTUAL FUND (1.3%)
First American Treasury Obligations Fund 0.000%**	414,586	414,586
TOTAL SHORT-TERM INVESTMENT
(cost $414,586)		$414,586

TOTAL INVESTMENTS (100.7%)
(cost $26,341,873)		$31,501,453

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		(230,656)

TOTAL NET ASSETS (100.0%)		$31,270,797

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

P / 28

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Intermediate Fixed Income Fund

Investment Allocation as of September 30, 2014 (% of net assets)

DEBT SECURITIES (99.1%)
	Principal Amount	Value
CORPORATE BONDS (62.4%)
AUTO COMPONENTS (1.0%)
Magna International, Inc.^
3.625%, 06/15/2024	$1,030,000	$1,025,558
Total Auto Components		1,025,558

BANKS (13.3%)
Bank of Nova Scotia^
2.050%, 10/30/2018	4,020,000	4,012,652
Comerica, Inc.
2.125%, 05/23/2019	245,000	243,090
Royal Bank of Canada^
2.150%, 03/15/2019	2,575,000	2,584,018
Wachovia Corp.
5.625%, 10/15/2016	3,600,000	3,920,947
Westpac Banking Corp.^
2.000%, 08/14/2017	2,740,000	2,782,971
Total Banks		13,543,678

BEVERAGES (1.3%)
Coca-Cola Femsa S.A.B. de C.V.^
2.375%, 11/26/2018	1,360,000	1,369,187
Total Beverages		1,369,187

CAPITAL MARKETS (8.9%)
Ameriprise Financial, Inc.
3.700%, 10/15/2024	1,825,000	1,836,691
BlackRock, Inc.
5.000%, 12/10/2019	490,000	554,368

	Principal Amount	Value
Morgan Stanley
4.750%, 03/22/2017	$1,960,000	$2,107,474
State Street Corp.
2.875%, 03/07/2016	2,080,000	2,147,538
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	2,157,000	2,416,574
Total Capital Markets		9,062,645

COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc.
4.450%, 01/15/2020	1,045,000	1,148,609
Total Communications Equipment		1,148,609

CONSUMER FINANCE (9.2%)
American Express Co.:
6.150%, 08/28/2017	775,000	873,144
7.000%, 03/19/2018	2,700,000	3,146,005
American Honda Finance Corp.
2.125%, 10/10/2018	1,070,000	1,076,257
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	1,710,000	1,759,575
3.300%, 01/12/2022	2,480,000	2,560,575
Total Consumer Finance		9,415,556

DIVERSIFIED FINANCIAL SERVICES (9.2%)
Bank of America Corp.
5.650%, 05/01/2018	1,930,000	2,148,491
General Electric Capital Corp.
5.625%, 09/15/2017	2,870,000	3,209,136

The accompanying notes are an integral part of these financial statements.

P / 29

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier Intermediate Fixed Income Fund

continued

	Principal Amount	Value
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	$3,685,000	$4,017,192
Total Diversified Financial Services		9,374,819

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc.
4.500%, 09/15/2020	675,000	730,826
Total Diversified Telecommunication Services		730,826

FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	905,000	998,461
Total Food Products		998,461

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Medtronic, Inc.
2.750%, 04/01/2023	395,000	379,793
Total Health Care Equipment & Supplies		379,793

HEALTH CARE PROVIDERS & SERVICES (0.7%)
UnitedHealth Group, Inc.
6.000%, 02/15/2018	650,000	739,378
Total Health Care Providers & Services		739,378

INSURANCE (3.0%)
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,459,809
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,390,000	1,613,197
Total Insurance		3,073,006

MEDIA (0.7%)
Thomson Reuters Corp.^
6.500%, 07/15/2018	635,000	732,753
Total Media		732,753

OIL, GAS & CONSUMABLE FUELS (3.8%)
Shell International Financial BV^
4.375%, 03/25/2020	835,000	922,066

	Principal Amount	Value
Statoil ASA^
3.125%, 08/17/2017	$1,985,000	$2,085,171
Total Capital SA^
4.450%, 06/24/2020	835,000	921,043
Total Oil, Gas & Consumable Fuels		3,928,280

PHARMACEUTICALS (1.4%)
AstraZeneca plc^
1.950%, 09/18/2019	290,000	286,818
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	690,000	665,564
Sanofi^
1.250%, 04/10/2018	540,000	532,695
Total Pharmaceuticals		1,485,077

REAL ESTATE (1.9%)
Simon Property Group LP:
2.200%, 02/01/2019	130,000	130,491
3.375%, 10/01/2024	1,795,000	1,778,725
Total Real Estate		1,909,216

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Texas Instruments, Inc.
2.750%, 03/12/2021	320,000	322,557
Xilinx, Inc.
3.000%, 03/15/2021	1,285,000	1,287,777
Total Semiconductors & Semiconductor Equipment		1,610,334

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.2%)
Hewlett-Packard Co.:
3.000%, 09/15/2016	2,296,000	2,377,315
2.750%, 01/14/2019	895,000	909,923
Total Technology Hardware, Storage & Peripherals		3,287,238

TOTAL CORPORATE BONDS
(cost $61,308,267)		$63,814,414

U.S. GOVERNMENT AGENCY (4.2%)
Federal Home Loan Bank
5.625%, 06/13/2016	1,550,000	1,680,670
		1,680,670

P / 30

	Principal Amount	Value
Federal Home Loan Mortgage Corp.
5.250%, 04/18/2016	$1,100,000	$1,181,212
		1,181,212
Federal National Mortgage Association
4.375%, 10/15/2015	810,000	845,226
2.250%, 03/15/2016	550,000	564,432
		1,409,658

TOTAL U.S. GOVERNMENT AGENCY
(cost $4,051,371)		$4,271,540

U.S. TREASURY NOTES (32.5%)
0.375%, 08/31/2015	7,365,000	7,384,134
0.500%, 08/31/2016	7,690,000	7,682,641
0.875%, 08/15/2017	725,000	721,573
1.625%, 08/31/2019	6,490,000	6,446,141
2.000%, 08/31/2021	9,015,000	8,893,505
2.375%, 08/15/2024	2,140,000	2,115,424

TOTAL U.S. TREASURY NOTES
(cost $33,259,851)		$33,243,418

TOTAL DEBT SECURITIES
(cost $98,619,489)		$101,329,372

SHORT-TERM INVESTMENT (0.2%)
	Shares	Value
MONEY MARKET MUTUAL FUND (0.2%)
First American Treasury Obligations Fund 0.000%*	242,520	$242,520

TOTAL SHORT-TERM INVESTMENT
(cost $242,520)		$242,520

TOTAL INVESTMENTS (99.3%)
(cost $98,862,009)		$101,571,892

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		673,657

TOTAL NET ASSETS (100.0%)		$102,245,549

*Rate quoted is seven-day yield at period end.

^U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

P / 31

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier High Yield Fund

Sector Representation as of September 30, 2014 (% of net assets)

DEBT SECURITIES (92.7%)
	Principal Amount	Value
ASSET-BACKED SECURITIES (0.9%)
SERVICES (0.9%)
US Airways 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 05/15/2023	$500,000	$513,125
Total Services		513,125
TOTAL ASSET-BACKED SECURITIES
(cost $500,000)		$513,125

CORPORATE BONDS (91.8%)
AUTOMOTIVE (2.7%)
Delphi Corp.
6.125%, 05/15/2021	250,000	275,000
Lear Corp.
8.125%, 03/15/2020	350,000	370,125
Tenneco, Inc.
6.875%, 12/15/2020	240,000	254,400
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	538,125
Total Automotive		1,437,650

BANKING (1.0%)
Royal Bank of Scotland Group plc^
6.000%, 12/19/2023	500,000	525,098
Total Banking		525,098

	Principal Amount	Value
BASIC INDUSTRY (15.9%)
Alcoa, Inc.
5.125%, 10/01/2024	$500,000	$501,621
Cascades, Inc.^
7.875%, 01/15/2020	250,000	261,875
Domtar Corp.
10.750%, 06/01/2017	300,000	363,153
Griffon Corp.
5.250%, 03/01/2022	1,250,000	1,195,312
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	900,000	909,000
Kissner Milling Co. Ltd.^
7.250%, 06/01/2019*
(Acquired 05/15/2014, Cost $1,000,000)	1,000,000	1,027,500
Magnetation LLC / Magnetation Finance Corp.
11.000%, 05/15/2018*
(Acquired 05/15/2013, 08/23/2013 and 07/08/2014, Cost $1,631,534)	1,550,000	1,581,000
Masco Corp.
5.850%, 03/15/2017	285,000	310,736
PetroLogistics LP / PetroLogistics Finance Corp.
6.250%, 04/01/2020	1,250,000	1,381,250

P / 32

	Principal Amount	Value
Weyerhaeuser Real Estate Co./TRI Pointe Holdings, Inc.
5.875%, 06/15/2024*
(Acquired 06/04/2014, Cost $981,500)	$1,000,000	$998,750
Total Basic Industry		8,530,197

CAPITAL GOODS (4.8%)
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	263,750
General Cable Corp.
5.750%, 10/01/2022	600,000	561,000
Graphic Packaging International, Inc.
7.875%, 10/01/2018	100,000	104,385
Greif, Inc.
7.750%, 08/01/2019	300,000	342,000
Milacron LLC / Milacron Finance Sub LLC
8.375%, 05/15/2019*
(Acquired 04/20/2012, Cost $403,421)	400,000	432,000
SPX Corp.
6.875%, 09/01/2017	250,000	273,750
Waterjet Holdings, Inc.
7.625%, 02/01/2020*
(Acquired 01/24/2014, Cost $611,261)	600,000	622,500
Total Capital Goods		2,599,385

CONSUMER CYCLICAL (4.3%)
Claire’s Stores, Inc.:
6.125%, 03/15/2020*
(Acquired 03/07/2013, Cost $100,000)	100,000	92,500
7.750%, 06/01/2020*
(Acquired 05/09/2013, 07/10/2013, 10/09/2013 and 12/17/2013, Cost $482,901)	500,000	355,000
First Cash Financial Services, Inc.
6.750%, 04/01/2021	500,000	522,500
Levi Strauss & Co.
7.625%, 05/15/2020	600,000	636,000

	Principal Amount	Value
Netflix, Inc.
5.750%, 03/01/2024*
(Acquired 02/04/2014, Cost $250,000)	$250,000	$258,750
Serta Simmons Holdings LLC
8.125%, 10/01/2020*
(Acquired 09/19/2012, Cost $250,000)	250,000	265,000
Wolverine World Wide, Inc.
6.125%, 10/15/2020	200,000	210,000
Total Consumer Cyclical		2,339,750

CONSUMER NON-CYCLICAL (2.0%)
JBS USA LLC / JBS USA Finance Corp.
7.250%, 06/01/2021*
(Acquired 09/13/2013, Cost $499,891)	500,000	527,500
Vector Group Ltd.
7.750%, 02/15/2021	500,000	528,750
Total Consumer Non-Cyclical		1,056,250

ENERGY (17.1%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	250,000	257,812
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,052,500
Atlas Pipeline Partners LP
6.625%, 10/01/2020	100,000	102,750
Calumet Specialty Products Partners LP
6.500%, 04/15/2021*
(Acquired 06/03/2014, Cost $1,123,953)	1,100,000	1,050,500
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	554,000
Concho Resources, Inc.
5.500%, 10/01/2022	500,000	517,500
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	502,500
Parker Drilling Co.
7.500%, 08/01/2020	300,000	315,000
Plains Exploration & Production Co.
6.750%, 02/01/2022	163,000	180,930
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	508,750

The accompanying notes are an integral part of these financial statements.

P / 33

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier High Yield Fund

continued

	Principal Amount	Value
Rosetta Resources, Inc.
5.875%, 06/01/2024	$750,000	$737,813
Sabine Pass LNG LP
6.500%, 11/01/2020	1,000,000	1,035,000
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018*
(Acquired 10/10/2012, Cost $1,000,000)	1,000,000	1,055,000
SM Energy Co.
6.500%, 11/15/2021	300,000	318,750
Tesoro Corp.
5.375%, 10/01/2022	1,000,000	1,010,000
Total Energy		9,198,805

FINANCIAL SERVICES (12.0%)
Aircastle Ltd.^
5.125%, 03/15/2021	1,000,000	990,000
Alliance Data Systems Corp.
6.375%, 04/01/2020*
(Acquired 03/22/2012 and 12/13/2012, Cost $255,645)	250,000	258,750
International Lease Finance Corp.:
6.250%, 05/15/2019	750,000	805,500
8.250%, 12/15/2020	150,000	177,562
Jefferies Finance LLC / JFIN Co-Issuer Corp.:
7.375%, 04/01/2020*
(Acquired 03/19/2013, Cost $1,010,290)	1,000,000	1,027,500
6.875%, 04/15/2022*
(Acquired 03/26/2014, Cost $500,000)	500,000	495,000
JPMorgan Chase & Co.
6.000%, 12/29/2049	1,000,000	988,750
Ocwen Financial Corp.
6.625%, 05/15/2019*
(Acquired 05/07/2014, Cost $1,000,000)	1,000,000	967,500
Navient Corp.
5.500%, 01/25/2023	800,000	771,000
Total Financial Services		6,481,562

HEALTH CARE (4.5%)
HCA, Inc.
7.250%, 09/15/2020	300,000	315,750

	Principal Amount	Value
HealthSouth Corp.
7.750%, 09/15/2022	$404,000	$432,785
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/2020	100,000	104,750
Salix Pharmaceuticals, Inc.
6.000%, 01/15/2021*
(Acquired 12/12/2013, Cost $756,261)	750,000	813,750
Select Medical Corp.
6.375%, 06/01/2021	750,000	753,750
Total Health Care		2,420,785

MEDIA (2.4%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	445,500
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	106,000
Cenveo Corp.
6.000%, 08/01/2019*
(Acquired 06/19/2014, Cost $250,000)	250,000	235,625
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/2022*
(Acquired 03/28/2014 and 06/23/2014, Cost $500,932)	500,000	491,250
Total Media		1,278,375

SERVICES (7.0%)
Ashtead Capital, Inc.
5.625%, 10/01/2024*
(Acquired 09/10/2014, Cost $200,000)	200,000	201,500
Cinemark USA, Inc.
4.875%, 06/01/2023	350,000	335,125
Clean Harbors, Inc.:
5.250%, 08/01/2020	100,000	100,500
5.125%, 06/01/2021	100,000	99,625
DigitalGlobe, Inc.
5.250%, 02/01/2021*
(Acquired 01/25/2013, Cost $500,000)	500,000	482,500
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	268,125

P / 34

	Principal Amount	Value
MGM Resorts International
7.750%, 03/15/2022	$1,000,000	$1,115,000
United Rentals North America, Inc.:
8.375%, 09/15/2020	600,000	648,000
5.750%, 11/15/2024	500,000	507,500
Total Services		3,757,875

TECHNOLOGY & ELECTRONICS (6.1%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	900,000	918,000
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	733,250
Brightstar Corp.
7.250%, 08/01/2018*
(Acquired 07/26/2013, Cost $989,730)	1,000,000	1,081,250
Nokia Corp.^
5.375%, 05/15/2019	500,000	531,250
Total Technology & Electronics		3,263,750

TELECOMMUNICATION SERVICES (10.9%)
CenturyLink, Inc.
5.625%, 04/01/2020	100,000	103,525
Frontier Communications Corp.:
8.500%, 04/15/2020	500,000	557,500
9.250%, 07/01/2021	250,000	286,562
6.875%, 01/15/2025	250,000	247,500
GCI, Inc.
8.625%, 11/15/2019	100,000	103,375
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020	250,000	265,000
Level 3 Communications, Inc.
11.875%, 02/01/2019	350,000	379,750
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	250,000	259,969
Sprint Capital Corp.
6.875%, 11/15/2028	1,075,000	1,032,000
T-Mobile USA, Inc.:
6.250%, 04/01/2021	250,000	253,437
6.500%, 01/15/2024	1,000,000	1,015,000
Windstream Corp.:
7.875%, 11/01/2017	250,000	278,437
7.500%, 06/01/2022	250,000	264,063
Zayo Group LLC
10.125%, 07/01/2020	750,000	848,438
Total Telecommunication Services		5,894,556

	Principal Amount	Value
UTILITIES (1.1%)
NRG Energy, Inc.:
6.250%, 07/15/2022*
(Acquired 01/10/2014, Cost $100,000)	$100,000	$103,062
6.625%, 03/15/2023	250,000	258,750
The AES Corp.
7.375%, 07/01/2021	200,000	225,000
Total Utilities		586,812

TOTAL CORPORATE BONDS
(cost $48,081,688)		$49,370,850

TOTAL DEBT SECURITIES
(cost $48,581,688)		$49,883,975

COMMON STOCK (0.2%)
	Shares

ENERGY (0.2%)
Calumet Specialty Products Partners LP	4,000	109,800
Total Energy		109,800

TOTAL COMMON STOCK
(cost $113,362)		$109,800

SHORT-TERM INVESTMENTS (5.3%)

MONEY MARKET MUTUAL FUNDS (5.3%)
First American Government Obligations Fund 0.000%**	227,976	227,976
First American Treasury Obligations Fund 0.010%**	2,617,000	2,617,000

TOTAL SHORT-TERM INVESTMENTS
(cost $2,844,976)		$2,844,976

TOTAL INVESTMENTS (98.2%)
(cost $51,540,026)		$52,838,751

OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)		942,708

TOTAL NET ASSETS (100.0%)		$53,781,459

The accompanying notes are an integral part of these financial statements.

P / 35

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier High Yield Fund

continued

* Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2014, the value of these securities totaled $14,423,687 or 26.8% of the Fund’s net assets.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

Securities are classified based on the Bank of America Merrill Lynch U.S. High Yield Index.

P / 36

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier International Discovery Fund

Sector Representation as of September 30, 2014 (% of net assets)

COMMON STOCKS (94.0%)
	Shares	Value
AUSTRALIA (0.4%)
REA Group Ltd.	4,540	$172,038
Total Australia		172,038

BELGIUM (1.2%)
Melexis NV	10,370	472,769
Total Belgium		472,769

CANADA (9.3%)
AutoCanada, Inc.	3,900	189,611
Canadian Apartment Properties	21,500	452,864
Canadian Western Bank	15,700	552,328
Dollarama, Inc.	11,370	964,463
Finning International, Inc.	12,000	338,479
Linamar Corp.	5,300	273,530
Raging River Exploration, Inc.*	46,400	379,917
Whitecap Resources, Inc.	32,700	468,040
Total Canada		3,619,232

CHINA (2.4%)
China Singyes Solar Technologies Holdings Ltd.	162,000	287,913
Sunny Optical Technology Group Co. Ltd.	193,000	286,336

	Shares	Value
Xinyi Solar Holdings Ltd.	1,048,600	$344,363
Total China		918,612

DENMARK (6.8%)
ALK-ABELLO A/S	2,000	241,959
Chr. Hansen Holdings A/S	11,080	428,269
GN Store Nord A/S	12,430	274,181
Pandora A/S	12,670	993,426
Royal Unibrew A/S*	4,260	709,091
Total Denmark		2,646,926

FRANCE (6.0%)
Eurofins Scientific SA	1,515	392,274
Ingenico SA	5,330	544,491
Orpea	9,870	613,595
Plastic Omnium SA	11,070	264,820
Saft Groupe SA	6,690	227,639
Teleperformance	4,800	296,950
Total France		2,339,769

GERMANY (4.4%)
Dialog Semiconductor plc*	14,860	417,517
Duerr AG	3,370	246,154
United Internet AG	6,510	277,057
Wirecard AG	20,613	761,665
Total Germany		1,702,393

The accompanying notes are an integral part of these financial statements.

P / 37

SCHEDULES OF INVESTMENTS September 30, 2014 (Unaudited)

Rainier International Discovery Fund

continued

	Shares	Value
HONG KONG (3.5%)
Samsonite International SA	138,750	$446,725
Techtronic Industries Co.	313,000	904,956
Total Hong Kong		1,351,681

INDIA (4.5%)
Berger Paints India Ltd.	47,710	292,780
Dabur India Ltd.	75,780	272,580
Eicher Motors Ltd.	1,220	236,494
Page Industries Ltd.	1,490	191,815
Shree Cement Ltd.	1,470	199,930
Yes Bank Ltd.	63,000	570,070
Total India		1,763,669

INDONESIA (3.5%)
Ace Hardware Indonesia Tbk PT	3,542,600	257,300
Jasa Marga Persero Tbk PT	519,700	275,097
Kalbe Farma Tbk PT	3,919,700	546,860
Wijaya Karya Persero Tbk PT	1,300,000	277,924
Total Indonesia		1,357,181

ITALY (2.4%)
Banca Generali SpA	15,630	413,192
Brembo SpA	8,070	264,199
Salvatore Ferragamo SpA	9,640	264,825
Total Italy		942,216

JAPAN (17.4%)
ASICS Corp.	23,300	524,954
Calbee, Inc.	8,900	291,324
Coca-Cola East Japan Co. Ltd.	23,600	468,450
Fujitec Co. Ltd.	23,200	252,783
GMO Payment Gateway, Inc.	10,600	239,690
Hitachi Metals Ltd.	37,000	666,624
Kanamoto Co. Ltd.	13,500	498,518
M3, Inc.	23,200	372,300
MonotaRO Co. Ltd.	13,000	325,607
Mori Hills REIT Investment Corp.	260	361,286

	Shares	Value
Park24 Co. Ltd.	16,600	$264,874
Pigeon Corp.	18,800	1,064,491
Rinnai Corp.	3,300	274,110
Seria Co. Ltd.	10,300	392,560
Suruga Bank Ltd.	23,600	470,386
Tadano Ltd.	16,000	294,543
Total Japan		6,762,500

MALAYSIA (1.1%)
7-Eleven Malaysia Holdings Bhd*	817,800	446,231
Total Malaysia		446,231

MEXICO (1.9%)
Alsea S.A.B. de C.V.*	154,480	487,807
Banregio Grupo Financiero S.A.B. de C.V.	49,000	271,989
Total Mexico		759,796

NETHERLANDS (0.7%)
Koninklijke Wessanen NV	47,530	288,279
Total Netherlands		288,279

PHILIPPINES (3.8%)
Alliance Global Group, Inc.	869,100	503,517
East West Banking Corp.*	330,300	198,353
Universal Robina Corp.	185,540	773,127
Total Philippines		1,474,997

SINGAPORE (0.7%)
Petra Foods Ltd.	87,000	275,519
Total Singapore		275,519

SOUTH AFRICA (0.9%)
Mr. Price Group Ltd.	18,360	345,517
Total South Africa		345,517

SOUTH KOREA (0.0%)
Kolao Holdings	0	6
Total South Korea		6

SWEDEN (3.3%)
Avanza Bank Holding AB	10,020	338,120
Hexpol AB	5,368	429,232
Intrum Justitia AB	17,770	500,889
Total Sweden		1,268,241

P / 38

	Shares	Value
SWITZERLAND (2.6%)
Burckhardt Compression Holding AG	1,300	$601,184
U-Blox AG	3,310	409,806
Total Switzerland		1,010,990

TAIWAN (2.9%)
Eclat Textile Co. Ltd.	31,390	285,325
Merida Industry Co. Ltd.	43,500	303,161
PChome Online, Inc.	25,000	243,265
Poya Co. Ltd.	47,000	293,562
Total Taiwan		1,125,313

THAILAND (2.6%)
Home Product Center PCL	1,120,194	359,291
Minor International PCL	410,200	468,077
Thai Union Frozen Products PCL - NVDR	85,800	195,812
Total Thailand		1,023,180

UNITED KINGDOM (11.7%)
Ashtead Group plc	79,666	1,347,031
Babcock International Group plc	22,905	405,490
Close Brothers Group plc	18,320	424,997
Crest Nicholson Holdings plc	74,370	391,833
Essentra plc	19,660	254,176
Hays plc	171,080	322,552
HellermannTyton Group plc	71,990	361,555
Hikma Pharmaceuticals plc	14,880	418,044
Jupiter Fund Management plc	33,580	193,581
St. James’s Place plc	36,730	434,675
Total United Kingdom		4,553,934

TOTAL COMMON STOCKS
(cost $31,972,080)		$36,620,989

SHORT-TERM INVESTMENTS (7.7%)
	Shares	Value

MONEY MARKET MUTUAL FUNDS (7.7%)
First American Government Obligations Fund 0.010%**	1,137,987	$1,069,350
First American Treasury Obligations Fund 0.000%**	1,922,000	1,922,000

TOTAL SHORT-TERM INVESTMENTS
(cost $2,991,350)		$2,991,350

TOTAL INVESTMENTS (101.7%)
(cost $34,963,430)		$39,612,339

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)		(665,177)

TOTAL NET ASSETS (100.0%)		$38,947,162

Sector Diversification	Percentage
Consumer Discretionary	23.9%
Industrials	20.2%
Consumer Staples	12.3%
Financials	12.0%
Information Technology	10.3%
Health Care	7.3%
Materials	5.8%
Energy	2.2%
TOTAL PORTFOLIO	94.0%

SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF OTHER ASSETS	6.0%

TOTAL NET ASSETS	100.0%

NVDR - Non-Voting Depository Receipt

*Non-income producing security.

**Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The accompanying notes are an integral part of these financial statements.

P / 39

Statements of Assets and Liabilities

Rainier Funds

September 30, 2014 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
ASSETS
Investments in securities, at cost (Note 2)	$343,671,953	$823,190,518

Investment in securities, at value (Note 2)(5)	$462,811,513	$967,597,033
Cash	–	132,406
Cash, denominated in foreign currency (cost $115,478)	–	–
Receivables
Investment securities sold	3,481,122	18,174,033
Dividends and interest	120,695	573,111
Fund shares sold	847,799	1,565,728
Due from Adviser	33,719	32,757
Foreign tax reclaims	10,765	1,110
Prepaid expenses	29,680	36,420

Total Assets	467,335,293	988,112,598

LIABILITIES
Payables
Investment securities purchased	2,983,681	19,600,094
Fund shares redeemed	1,265,277	711,308
Distributions to shareholders	–	–
Due to Investment Adviser (Note 3)	289,727	695,706
Due under Distribution Plan – Original Shares (Note 7)	51,740	41,399
Accrued expenses	157,275	412,594
Deferred trustees compensation (Note 3)	327,730	111,708

Total Liabilities	5,075,430	21,572,809

Net assets	$462,259,863	$966,539,789

COMPONENTS OF NET ASSETS
Paid-in capital	$254,691,990	$714,829,972
Accumulated undistributed net investment income (loss)	(673,244)	(2,404,478)
Accumulated undistributed net realized gain on investments	89,101,557	109,707,780
Net unrealized appreciation (depreciation) on:
Investments	119,139,560	144,406,515
Foreign currency	–	–

Net assets	$462,259,863	$966,539,789

Original shares
Net assets applicable to shares outstanding	$135,054,178	$122,040,771
Shares outstanding	4,299,480	2,222,638
Net asset value, offering and redemption price per share	$ 31.41	$ 54.91

Institutional shares
Net assets applicable to shares outstanding	$327,205,686	$844,499,018
Shares outstanding	10,294,158	15,009,500
Net asset value, offering and redemption price per share	$ 31.79	$ 56.26

Class A shares
Net assets applicable to shares outstanding	–	–
Shares outstanding	–	–
Net asset value and redemption price per share	–	–
Offering price per share	–	–

The accompanying notes are an integral part of these financial statements.

P / 40

SMALL/MID CAP EQUITY FUND	BALANCED FUND	INTERMEDIATE FIXED INCOME FUND	HIGH YIELD FUND	INTERNATIONAL DISCOVERY FUND

$1,253,186,287	$26,341,873	$ 98,862,009	$51,540,026	$34,963,430

$1,472,942,830	$31,501,453	$101,571,892	$52,838,751	$39,612,339
118,866	–	–	–	–

–	–	–	–	115,087

16,049,810	165,421	263,377	–	610,522
637,592	84,054	579,270	1,022,874	32,160
384,208	837	181,759	518	85,255
–	1,368	14,465	4,445	7,696
1,451	303	–	–	13,622
25,655	16,038	14,446	13,628	18,836

1,490,160,412	31,769,474	102,625,209	53,880,216	40,495,517

21,448,585	189,308	234,227	–	1,493,178
1,722,367	200,438	2,256	2,312	–
–	12	289	48,178	–
1,060,781	18,272	42,401	24,193	32,626

186,215	2,897	16,745	797	1,077
504,533	13,578	22,172	14,549	20,587
607,300	74,172	61,570	8,728	887

25,529,781	498,677	379,660	98,757	1,548,355

$1,464,630,631	$31,270,797	$102,245,549	$53,781,459	$38,947,162

$1,025,168,268	$24,049,248	$98,661,534	$51,771,983	$32,164,859

(8,318,609)	(65,937)	(51,146)	1,711	144,119

228,024,429	2,127,906	925,278	709,040	1,992,370

219,756,543	5,159,580	2,709,883	1,298,725	4,648,909
–	–	–	–	(3,095)

$1,464,630,631	$31,270,797	$102,245,549	$53,781,459	$38,947,162

$ 664,675,336	$ 7,325,979	$102,245,549	$ 2,147,278	–
13,543,678	464,847	7,908,411	177,345	–

$ 49.08	$ 15.76	$ 12.93	$ 12.11	–

$ 799,955,295	$23,944,818	–	$51,634,181	$35,521,857
15,740,369	1,508,459	–	4,269,166	2,395,000

$ 50.82	$ 15.87	–	$ 12.09	$ 14.83

–	–	–	–	$ 3,425,305
–	–	–	–	231,534
–	–	–	–	$ 14.79
–	–	–	–	$ 15.69

The accompanying notes are an integral part of these financial statements.

P / 41

Statements of Operations

Rainier Funds

For the six months ending September 30, 2014 (Unaudited)

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $0, $4,215, $5,423, $0, $0, $0, and $49,676, respectively	$1,939,784	$3,154,338
Interest	–	–

Total Income	1,939,784	3,154,338

Expenses
Investment advisory fees (Note 3)	1,757,266	4,238,257
Distribution fees – Original shares (Note 7)	205,001	158,001
Sub-transfer agent fees	273,942	745,172
Administration fees* (Note 3)	122,219	242,727
Reports to shareholders	38,218	117,610
Trustee fees (Note 3)	34,360	45,176
Compliance fees	12,739	25,571
Audit fees	12,491	26,198
Registration expense	30,472	39,795
Legal fees	4,653	8,627
Interest expense (Note 2)	–	–
Tax service fees	–	–
Miscellaneous expense	26,595	42,391

Total expenses	2,517,956	5,689,525
Less: fees waived and expenses absorbed (Note 3)	(188,122)	(219,655)

Net expenses	2,329,834	5,469,870

Net investment income (loss)	(390,050)	(2,315,532)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Investments	55,603,017	58,522,912
Foreign currency	–	–
Net change in unrealized appreciation/depreciation on:
Investments	(24,808,834)	(23,973,144)
Foreign currency	–	–

Net realized and unrealized gain (loss) on investments	30,794,183	34,549,768

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,404,133	$32,234,236

*Includes administrator, transfer agent, fund accounting and custody fees.

**Net of foreign tax withholding of $3,746.

^Net of foreign tax withholding of $791.

The accompanying notes are an integral part of these financial statements.

P / 42

SMALL/MID CAP EQUITY FUND	BALANCED FUND	INTERMEDIATE FIXED INCOME FUND	HIGH YIELD FUND	INTERNATIONAL DISCOVERY FUND

$4,027,052	$73,839	$ –	$ –	$ 378,802
–	171,319	1,178,301 ^	1,587,690	28

4,027,052	245,158	1,178,301	1,587,690	378,830

6,777,437	108,502	255,175	142,316	184,179
890,980	7,967	51,035	1,348	4,246
778,791	3,990	4,896	3,667	7,511
388,149	12,470	24,845	12,652	40,972
122,188	857	775	477	903
93,945	4,068	6,649	2,400	1,427
41,127	782	2,595	1,300	917
27,579	5,646	6,923	6,139	5,916
23,973	15,895	13,987	13,819	20,247
15,425	218	930	353	459
6,822	–	–	–	–
–	–	–	–	4,366
85,644	1,772	5,009	2,530	2,401

9,252,060	162,167	372,819	187,001	273,544

–	(7,294)	(92,126)	(17,462)	(39,074)

9,252,060	154,873	280,693	169,539	234,470

(5,225,008)	90,285	897,608	1,418,151	144,360

94,370,042	1,133,935	346,173	445,288	840,071 **
–	–	–	–	(1,482)

(75,764,435)	47,487	(281,426)	(1,507,338)	(3,009,080)
–	–	–	–	(2,869)

18,605,607	1,181,422	64,747	(1,062,050)	(2,173,360)

$13,380,599	$1,271,707	$962,355	$356,101	$(2,029,000)

The accompanying notes are an integral part of these financial statements.

P / 43

Statement of Changes in Net Assets

Rainier Funds

September 30, 2014 (Unaudited)

	LARGE CAP EQUITY FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2014	FISCAL YEAR ENDING MARCH 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$(390,050)	$(10,576)
Net realized gain on investments	55,603,017	110,607,445
Net change in unrealized appreciation / depreciation on investments	(24,808,834)	4,201,138

Increase (decrease) in net assets resulting from operations	30,404,133	114,798,007

Distributions to shareholders
From net investment income
Original shares	–	(312,848)
Institutional shares	–	(2,131,100)
Class A shares
From net realized gain on investments sold
Original shares	–	(24,524,193)
Institutional shares	–	(64,128,141)
Class A shares	–	–

Decrease in net assets from distributions	–	(91,096,282)

Capital share transactions
Proceeds from shares sold
Original shares	4,907,309	15,897,399
Institutional shares	25,458,409	61,529,421
Class A shares	–	–
Proceeds from shares reinvested
Original shares	–	24,593,183
Institutional shares	–	65,990,512
Class A shares	–	–
Cost of shares redeemed
Original shares	(43,555,678)	(71,697,541)
Institutional shares	(114,084,518)	(208,213,375)
Class A shares	–	–

Net increase (decrease) from capital share transactions	(127,274,478)	(111,900,401)

Net increase (decrease) in net assets	(96,870,345)	(88,198,676)

NET ASSETS
Beginning of Year	559,130,208	647,328,884

End of Year	$462,259,863	$559,130,208

Accumulated undistributed net investment income (loss)	$(673,242)	$(283,194)

Original shares
Shares sold	160,943	518,564
Shares issued on reinvestment of distributions	–	859,902
Shares redeemed	(1,397,591)	(2,378,322)

Net increase (decrease) in shares outstanding	(1,236,648)	(999,856)

Institutional shares
Shares sold	823,894	2,014,215
Shares issued on reinvestment of distributions	–	2,284,990
Shares redeemed	(3,786,764)	(6,749,224)

Net increase in shares outstanding	(2,962,870)	(2,450,019)

Class A shares
Shares sold	–	–
Shares issued on reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase in shares outstanding	–	–

The accompanying notes are an integral part of these financial statements.

P / 44

MID CAP EQUITY FUND		SMALL/MID CAP EQUITY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2014	FISCAL YEAR ENDING MARCH 31, 2014	SIX MONTHS ENDING SEPTEMBER 30, 2014	FISCAL YEAR ENDING MARCH 31, 2014

$(2,315,532)	$(4,303,079)	$(5,225,008)	$(11,337,823)
58,522,912	133,037,539	94,370,042	386,399,339
(23,973,144)	43,909,290	(75,764,435)	14,951,477

32,234,236	172,643,750	13,380,599	390,012,993

–	–	–	–
–	–	–	–

–	(12,487,213)	–	(7,791,086)
–	(67,109,508)	–	(9,886,038)
–	–	–	–

–	(79,596,721)	–	(17,677,124)

6,119,596	16,576,957	27,449,021	100,011,339
97,665,830	221,360,112	34,757,681	110,021,817
–	–	–	–

–	12,004,383	–	7,679,470
–	66,967,368	–	9,872,792
–	–	–	–

(25,541,160)	(117,732,283)	(140,759,797)	(607,551,253)
(147,037,265)	(231,681,065)	(200,315,957)	(409,359,324)
–	–	–	–

(68,792,999)	(32,504,528)	(278,869,052)	(789,325,159)

(36,558,763)	60,542,501	(265,488,453)	(416,989,290)

1,003,098,552	942,556,051	1,730,119,084	2,147,108,374

$966,539,789	$1,003,098,552	$1,464,630,631	$1,730,119,084

$(2,404,478)	$(88,946)	$(8,318,609)	$(3,093,601)

113,352	321,512	559,820	2,276,159
–	239,752	–	166,403
(481,487)	(2,304,318)	(2,841,366)	(13,543,577)

(368,135)	(1,743,054)	(2,281,546)	(11,101,015)

1,759,718	4,193,462	690,494	2,369,562
–	1,308,212	–	207,064
(2,643,239)	(4,439,892)	(3,949,775)	(8,848,762)

(883,521)	1,061,782	(3,259,281)	(6,272,136)

–	–	–	–
–	–	–	–
–	–	–	–

–	–	–	–

The accompanying notes are an integral part of these financial statements.

P / 45

Statement of Changes in Net Assets

Rainier Funds

September 30, 2014 (Unaudited)

	BALANCED FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2014	FISCAL YEAR ENDING MARCH 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$90,285	$242,187
Net realized gain on investments	1,133,935	3,292,479
Net change in unrealized appreciation / depreciation on investments	47,487	(161,555)

Increase (decrease) in net assets resulting from operations	1,271,707	3,373,111

Distributions to shareholders
From net investment income
Original shares	(12,874)	(44,395)
Institutional shares	(78,699)	(200,171)
Class A shares
From net realized gain on investments sold
Original shares	–	(857,900)
Institutional shares	–	(2,697,543)
Class A shares	–	–

Decrease in net assets from distributions	(91,573)	(3,800,009)

Capital share transactions
Proceeds from shares sold
Original shares	104,865	297,245
Institutional shares	1,054,219	730,843
Class A shares	–	–
Proceeds from shares reinvested
Original shares	12,853	901,822
Institutional shares	78,699	2,897,714
Class A shares	–	–
Cost of shares redeemed
Original shares	(336,819)	(1,844,160)
Institutional shares	(1,065,792)	(2,198,211)
Class A shares	–	–

Net increase (decrease) from capital share transactions	(151,975)	785,253

Net increase (decrease) in net assets	1,028,159	358,355

NET ASSETS
Beginning of Year	30,242,638	29,884,283

End of Year	$31,270,797	$30,242,638

Accumulated undistributed net investment income (loss)	$(65,937)	$(64,649)

Original shares
Shares sold	6,745	18,969
Shares issued on reinvestment of distributions	817	60,487
Shares redeemed	(21,709)	(116,516)

Net increase (decrease) in shares outstanding	(14,147)	(37,060)

Institutional shares
Shares sold	67,567	46,567
Shares issued on reinvestment of distributions	4,973	192,766
Shares redeemed	(68,488)	(138,980)

Net increase in shares outstanding	4,052	100,353

Class A shares
Shares sold	–	–
Shares issued on reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase in shares outstanding	–	–

The accompanying notes are an integral part of these financial statements.

P / 46

INTERMEDIATE FIXED INCOME FUND		HIGH YIELD FUND		INTERNATIONAL DISCOVERY FUND
SIX MONTHS ENDING SEPTEMBER 30, 2014	FISCAL YEAR ENDING MARCH 31, 2014	SIX MONTHS ENDING SEPTEMBER 30, 2014	FISCAL YEAR ENDING MARCH 31, 2014	SIX MONTHS ENDING SEPTEMBER 30, 2014	FISCAL YEAR ENDING MARCH 31, 2014

$897,608	$2,460,288	$1,418,151	$2,602,692	$144,360	$9,691
346,173	817,009	445,288	878,964	838,589	2,176,330
(281,426)	(3,143,921)	(1,507,338)	(289,432)	(3,011,949)	3,282,289

962,355	133,376	356,101	3,192,224	(2,029,000)	5,468,310

(895,386)	(2,485,174)	(34,102)	(7,747)	–	–
–	–	(1,375,478)	(2,615,272)	–	(22,705)
–	–	–	–	–	(533)

–	(835,070)	–	(9,044)	–	–
–	–	–	(863,077)	–	(451,817)
–	–	–	–	–	(41,440)

(895,386)	(3,320,244)	(1,409,580)	(3,495,140)	–	(516,495)

7,798,716	22,835,631	2,095,552	467,873	–	–
–	–	5,617,571	5,235,635	11,749,428	6,605,478
–	–	–	–	1,108,455	2,950,104

893,786	3,313,868	34,103	14,926	–	–
–	–	1,019,426	3,350,633	–	474,192
–	–	–	–	–	40,169

(13,466,794)	(25,159,608)	(7,137)	(403,569)	–	–
–	–	(1,225,026)	(3,762,902)	(4,690,539)	(1,842,003)
–	–	–	–	(452,617)	(359,973)

(4,774,292)	989,891	7,534,489	4,902,596	7,714,727	7,867,967

(4,707,323)	(2,196,977)	6,481,010	4,599,680	5,685,727	12,819,782

106,952,872	109,149,849	47,300,449	42,700,769	33,261,435	20,441,653

$102,245,549	$106,952,872	$53,781,459	$47,300,449	$38,947,162	$33,261,435

$(51,146)	$(53,368)	$1,711	$(6,860)	$144,119	$(241)

599,477	1,749,379	168,527	37,688	–	–
68,866	254,847	2,772	1,223	–	–
(1,039,423)	(1,926,938)	(572)	(33,161)	–	–

(371,080)	77,288	170,727	5,750	–	–

–	–	453,216	427,904	753,790	460,910
–	–	82,618	273,577	–	33,230
–	–	(98,542)	(303,271)	(304,865)	(128,259)

–	–	437,292	398,210	448,925	365,881

–	–	–	–	71,848	204,995
–	–	–	–	–	2,817
–	–	–	–	(29,155)	(24,037)

–	–	–	–	42,693	183,775

The accompanying notes are an integral part of these financial statements.

P / 47

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$29.53		$28.91	$27.33	$26.44	$22.69	$16.21

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)*	(0.06)*	0.09 *	0.01 *	0.03 *	0.09

Net realized and unrealized gain on investments	1.93		5.70	2.01	0.95	3.82	6.49

Total from investment operations	1.88		5.64	2.10	0.96	3.85	6.58

Less distributions:
From net investment income	–		(0.06)	(0.09)	(0.07)	(0.10)	(0.10)

From net realized gains	–		(4.96)	(0.43)	–	–	–

Total distributions	–		(5.02)	(0.52)	(0.07)	(0.10)	(0.10)

Net asset value, end of year	$31.41		$29.53	$28.91	$27.33	$26.44	$22.69

Total return	6.37	%†	20.09%	7.82%	3.67%	16.98%	40.60%

Ratios/supplemental data:
Net assets, end of year (in millions)	$135.1		$163.5	$189.0	$343.7	$540.1	$699.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.18	%‡	1.19%	1.20%	1.17%	1.15%	1.12%

After fees waived and expenses absorbed	1.11	%‡	1.12%	1.18%	n/a	n/a	n/a

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	(0.33	%)‡	(0.20%)	0.35%	0.02%	0.12%	0.36%

Portfolio turnover rate**	32.07	%†	81.53%	84.93%	85.70%	74.09%	100.19%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 48

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$53.21		$48.50	$44.62	$43.42	$33.43	$22.42

Income (loss) from investment operations:
Net investment loss	(0.20	)*	(0.37)*	(0.20)*	(0.13)*	(0.21)	(0.12)*

Net realized and unrealized gain on investments	1.90		9.87	4.08	1.33	10.20	11.13

Total from investment operations	1.70		9.50	3.88	1.20	9.99	11.01

Less distributions:
From net investment income	–		–	–	–	–	(0.00)**

From net realized gains	–		(4.79)	–	–	–	–

Total distributions	–		(4.79)	–	–	–	(0.00)**

Net asset value, end of year	$54.91		$53.21	$48.50	$44.62	$43.42	$33.43

Total return	3.19	%†	20.21%	8.70%	2.76%	29.88%	49.13%

Ratios/supplemental data:
Net assets, end of year (in millions)	$122.0		$137.8	$210.2	$276.6	$466.5	$386.2

Ratio of expenses to average net assets:
Before fees waived or expenses absorbed/recouped	1.35	%‡	1.34%	1.35%	1.31%	1.30%	1.29%

After fees waived or expenses absorbed/recouped	1.35	%‡	1.35%	1.35%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.72	%)‡	(0.72%)	(0.47%)	(0.65%)	(0.59%)	(0.43%)

Portfolio turnover rate***	68.54	%†	149.80%	131.10%	127.86%	110.64%	144.92%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 49

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$48.78		$40.54	$36.91	$35.65	$27.60	$18.67

Income (loss) from investment operations:
Net investment loss	(0.20	)*	(0.32)*	(0.19)*	(0.25)*+	(0.23)	(0.12)*

Net realized and unrealized gain on investments	0.50		9.03	3.82	1.51	8.28	9.05

Total from investment operations	0.30		8.71	3.63	1.26	8.05	8.93

Less distributions:
From net investment income	–		–	–	–	–	–

From net realized gains	–		(0.47)	–	–	–	–

Total distributions	–		(0.47)	–	–	–	–

Net asset value, end of year	$49.08		$48.78	$40.54	$36.91	$35.65	$27.60

Total return	0.62	%†	21.55%	9.83%	3.53%	29.17%	47.83%

Ratios/supplemental data:
Net assets, end of year (in millions)	$664.7		$771.9	$1,091.5	$1,302.9	$1,781.6	$1,880.7

Ratio of expenses to average net assets:	1.33	%‡	1.32%	1.29%	1.26%	1.24%	1.21%

Ratio of net investment income to average net assets	(0.82	%)‡	(0.73%)	(0.52%)	(0.74%)	(0.65%)	(0.52%)

Portfolio turnover rate**	63.60	%†	139.65%	121.29%	110.71%	112.96%	127.18%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 50

Rainier Funds

For a capital share outstanding throughout the period

BALANCED FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$15.16		$15.49	$16.35	$15.82	$14.22	$11.24

Income (loss) from investment operations:
Net investment income	0.03	*	0.10	0.17 *	0.17 *	0.16	0.20

Net realized and unrealized gain on investments	0.60		1.66	0.76	0.53	1.60	2.97

Total from investment operations	0.63		1.76	0.93	0.70	1.76	3.17

Less distributions:
From net investment income	(0.03)		(0.10)	(0.22)	(0.17)	(0.16)	(0.19)

From net realized gains	–		(1.99)	(1.57)	–	–	–

Total distributions	(0.03)		(2.09)	(1.79)	(0.17)	(0.16)	(0.19)

Net asset value, end of year	$15.76		$15.16	$15.49	$16.35	$15.82	$14.22

Total return	4.14	%†	11.66%	6.59%	4.22%	12.52%	28.35%

Ratios/supplemental data:
Net assets, end of year (in millions)	$7.3		$7.3	$8.0	$10.9	$39.7	$51.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29	%‡	1.34%	1.28%	1.16%	1.16%	1.12%

After fees waived and expenses absorbed	1.19	%‡	1.19%	1.19%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.39	%‡	0.62%	1.09%	0.98%	1.13%	1.50%

Portfolio turnover rate**	35.85	%†	88.71%	67.14%	77.20%	69.29%	84.74%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 51

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.92		$13.31	$13.28	$13.07	$13.03	$12.33

Income (loss) from investment operations:
Net investment income	0.11	*	0.30	0.38	0.42	0.45	0.49

Net realized and unrealized gain/(loss) on investments	0.01		(0.29)	0.11	0.33	0.15	0.70

Total from investment operations	0.12		0.01	0.49	0.75	0.60	1.19

Less distributions:
From net investment income	(0.11)		(0.30)	(0.38)	(0.43)	(0.45)	(0.49)

From net realized gains	–		(0.10)	(0.08)	(0.11)	(0.11)	–

Total distributions	(0.11)		(0.40)	(0.46)	(0.54)	(0.56)	(0.49)

Net asset value, end of year	$12.93		$12.92	$13.31	$13.28	$13.07	$13.03

Total return	0.96	%†	0.08%	3.73%	5.83%	4.62%	9.75%

Ratios/supplemental data:
Net assets, end of year (in millions)	$102.2		$107.0	$109.1	$109.0	$110.6	$130.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.73	%‡	0.74%	0.74%	0.72%	0.71%	0.70%

After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	1.76	%‡	2.27%	2.82%	3.14%	3.36%	3.80%

Portfolio turnover rate**	38.66	%†	136.10%	30.63%	32.65%	40.18%	44.49%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 52

Rainier Funds

For a capital share outstanding throughout the period

HIGH YIELD FUND – ORIGINAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31, 2014	July 31, 2012* through Mar. 31, 2013

Net asset value, beginning of year	$12.34		$12.43	$12.26

Income (loss) from investment operations:
Net investment income	0.32	**	0.66 **	0.49	**

Net realized and unrealized gain on investments	(0.23)		0.18	0.35

Total from investment operations	0.09		0.84	0.84

Less distributions:
From net investment income	(0.32)		(0.69)	(0.48)

From net realized gains	–		(0.24)	(0.19)

Total distributions	(0.32)		(0.93)	(0.67)

Net asset value, end of year	$12.11		$12.34	$12.43

Total return	0.69	%†	7.07%	7.01	%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$2.1		$0.1	$0.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.09	%‡	1.00%	1.03	%‡

After fees waived and expenses absorbed	0.90	%‡	0.90%	0.90	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	5.22	%‡	5.33%	5.90	%‡

Portfolio turnover rate***	15.56	%†	28.71%	32.74	%†

†Not annualized.

‡Annualized.

*Commencement of operations.

**Computed using the average shares method.

***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 53

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$29.84		$29.18	$27.60	$26.67	$22.85	$16.29

Income (loss) from investment operations:
Net investment income	(0.01	)*	0.02 *	0.18 *	0.07 *	0.09 *	0.13 *

Net realized and unrealized gain on investments	1.96		5.76	2.01	0.95	3.85	6.54

Total from investment operations	1.95		5.78	2.19	1.02	3.94	6.67

Less distributions:
From net investment income	–		(0.16)	(0.18)	(0.09)	(0.12)	(0.11)

From net realized gains	–		(4.96)	(0.43)	–	–	–

Total distributions	–		(5.12)	(0.61)	(0.09)	(0.12)	(0.11)

Net asset value, end of year	$31.79		$29.84	$29.18	$27.60	$26.67	$22.85

Total return	6.53	%†	20.42%	8.13%	3.91%	17.31%	40.93%

Ratios/supplemental data:
Net assets, end of year (in millions)	$327.2		$395.6	$458.3	$567.7	$821.7	$848.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.92	%‡	0.90%	0.94%	0.92%	0.90%	0.88%

After fees waived and expenses absorbed	0.84	%‡	0.83%	0.92%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.07	%)‡	0.07%	0.67%	0.28%	0.37%	0.62%

Portfolio turnover rate**	32.07	%†	81.53%	84.93%	85.70%	74.09%	100.19%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 54

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$54.44		$49.38	$45.32	$43.98	$33.78	$22.61

Income (loss) from investment operations:
Net investment loss	(0.12	)*	(0.21)*	(0.08)*	(0.01)*	(0.11)	(0.03)

Net realized and unrealized gain on investments	1.94		10.06	4.14	1.35	10.31	11.22

Total from investment operations	1.82		9.85	4.06	1.34	10.20	11.19

Less distributions:
From net investment income	–		–	–	–	–	(0.02)

From net realized gains	–		(4.79)	–	–	–	–

Total distributions	–		(4.79)	–	–	–	(0.02)

Net asset value, end of year	$56.26		$54.44	$49.38	$45.32	$43.98	$33.78

Total return	3.36	%†	20.57%	8.96%	3.05%	30.20%	49.50%

Ratios/supplemental data:
Net assets, end of year (in millions)	$844.5		$865.2	$732.4	$672.5	$467.7	$312.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.11	%‡	1.10%	1.10%	1.06%	1.05%	1.04%

After fees waived and expenses absorbed	1.06	%‡	1.05%	1.09%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.43	%)‡	(0.41%)	(0.19%)	(0.35%)	(0.34%)	(0.14%)

Portfolio turnover rate**	68.54	%†	149.80%	131.10%	127.86%	110.64%	144.92%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 55

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$50.43		$41.77	$37.93	$36.54	$28.22	$19.05

Income (loss) from investment operations:
Net investment loss	(0.13	)*	(0.19)*	(0.09)*	(0.16)*+	(0.13)	(0.06)*

Net realized and unrealized gain on investments	0.52		9.32	3.93	1.55	8.45	9.23

Total from investment operations	0.39		9.13	3.84	1.39	8.32	9.17

Less distributions:
From net investment income	–		–	–	–	–	–

From net realized gains	–		(0.47)	–	–	–	–

Total distributions	–		(0.47)	–	–	–	–

Net asset value, end of year	$50.82		$50.43	$41.77	$37.93	$36.54	$28.22

Total return	0.77	%†	21.92%	10.12%	3.80%	29.48%	48.14%

Ratios/supplemental data:
Net assets, end of year (in millions)	$800.0		$958.2	$1,055.6	$1,291.3	$1,445.2	$1,428.1

Ratio of expenses to average net assets:	1.03	%‡	1.01%	1.02%	1.01%	0.99%	0.96%

Ratio of net investment income to average net assets	(0.52	%)‡	(0.42%)	(0.23%)	(0.47%)	(0.39%)	(0.26%)

Portfolio turnover rate**	63.60	%†	139.65%	121.29%	110.71%	112.96%	127.18%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

+Net Investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.

The accompanying notes are an integral part of these financial statements.

P / 56

Rainier Funds

For a capital share outstanding throughout the period

BALANCED FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$15.28		$15.59	$16.44	$15.91	$14.30	$11.30

Income (loss) from investment operations:
Net investment income	0.05	*	0.14	0.21 *	0.21 *	0.20	0.23

Net realized and unrealized gain on investments	0.59		1.68	0.77	0.53	1.61	2.99

Total from investment operations	0.64		1.82	0.98	0.74	1.81	3.22

Less distributions:
From net investment income	(0.05)		(0.14)	(0.26)	(0.21)	(0.20)	(0.22)

From net realized gains	–		(1.99)	(1.57)	–	–	–

Total distributions	(0.05)		(2.13)	(1.83)	(0.21)	(0.20)	(0.22)

Net asset value, end of year	$15.87		$15.28	$15.59	$16.44	$15.91	$14.30

Total return	4.20	%†	12.03%	6.76%	4.63%	12.81%	28.68%

Ratios/supplemental data:
Net assets, end of year (in millions)	$23.9		$23.0	$21.9	$32.0	$32.1	$30.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.97	%‡	0.99%	1.00%	0.91%	0.91%	0.87%

After fees waived and expenses absorbed	0.94	%‡	0.94%	0.94%	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.64	%‡	0.87%	1.32%	1.23%	1.38%	1.75%

Portfolio turnover rate**	35.85	%†	88.71%	67.14%	77.20%	69.29%	84.74%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 57

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

HIGH YIELD FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.32		$12.43	$12.12	$12.06	$11.84	$10.00

Income (loss) from investment operations:
Net investment income	0.34	*	0.72	0.76	0.78	0.87	0.90

Net realized and unrealized gain on investments	(0.24)		0.13	0.50	0.12	0.63	1.91

Total from investment operations	0.10		0.85	1.26	0.90	1.50	2.81

Less distributions:
From net investment income	(0.33)		(0.72)	(0.75)	(0.78)	(0.87)	(0.89)

From net realized gains	–		(0.24)	(0.20)	(0.06)	(0.41)	(0.08)

Total distributions	(0.33)		(0.96)	(0.95)	(0.84)	(1.28)	(0.97)

Net asset value, end of year	$12.09		$12.32	$12.43	$12.12	$12.06	$11.84

Total return	0.82	%†	7.16%	10.74%	7.81%	13.21%	28.86%

Ratios/supplemental data:
Net assets, end of year (in millions)	$51.6		$47.2	$42.7	$37.8	$16.0	$12.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.71	%‡	0.75%	0.78%	0.73%	0.77%	0.95%

After fees waived and expenses absorbed	0.65	%‡	0.65%	0.65%	0.65%	0.65%	0.65%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	5.49	%‡	5.85%	6.14%	6.55%	7.20%	8.22%

Portfolio turnover rate**	15.56	%†	28.71%	32.74%	42.05%	26.16%	67.89%

†Not annualized.

‡Annualized.

*Computed using the average shares method.

**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 58

Rainier Funds

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – INSTITUTIONAL SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31, 2014	Fiscal year ending March 31, 2013	March 28, 2012* through Mar. 31, 2012

Net asset value, beginning of year	$15.58		$12.89	$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.06	***	0.01 ***	0.02	0.00	**

Net realized and unrealized gain on investments	(0.81)		2.95	2.88	0.02

Total from investment operations	(0.75)		2.96	2.90	0.02

Less distributions:
From net investment income	–		(0.01)	(0.03)	–

From net realized gains	–		(0.26)	–	–

Total distributions	–		(0.27)	(0.03)	–

Net asset value, end of year	$14.83		$15.58	$12.89	$10.02

Total return	(4.81	%)†	23.15%	29.00%	0.20	%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$35.5		$30.3	$20.4	$11.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.46	%‡	1.61%	2.42%	2.12	%‡

After fees waived and expenses absorbed	1.25	%‡	1.25%	1.25%	1.25	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.80	%‡	0.08%	0.18%	0.33	%‡

Portfolio turnover rate****	54.15	%†	80.14%	78.16%	0.23	%†

†Not annualized.

‡Annualized

*Commencement of operations.

**Amount is less than $0.01 per share.

***Computed using the average shares method.

****Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 59

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – CLASS A SHARES

	Six Months Ending Sept. 30, 2014 (Unaudited)		Fiscal year ending March 31, 2014		November 30, 2012* through Mar. 31, 2013

Net asset value, beginning of year	$15.56		$12.89		$11.21

Income (loss) from investment operations:
Net investment income (loss)	0.05	**	(0.10	)**	0.04	**

Net realized and unrealized gain on investments	(0.82)		3.03		1.67

Total from investment operations	(0.77)		2.93		1.71

Less distributions:
From net investment income	–		(0.00	)***	(0.03)

From net realized gains	–		(0.26)		–

Total distributions	–		(0.26)		(0.03)

Net asset value, end of year	$14.79		$15.56		$12.89

Total return	(4.95	%)†	22.91%		15.28	%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$3.4		$2.9		$0.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.77	%‡	1.83%		2.78	%‡

After fees waived and expenses absorbed	1.50	%‡	1.50%		1.50	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.59	%‡	(0.66%)		0.89	%‡

Portfolio turnover rate****	54.15	%†	80.14%		78.16	%†

†Not annualized.

‡Annualized

*Commencement of operations.

**Computed using the average shares method.

***Amount is less than $0.01 per share.

****Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

P / 60

Notes to Financial Statements

Rainier Funds

September 30, 2014 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of eight separate series, seven of which are included herein: the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, Balanced Fund, Intermediate Fixed Income Fund, High Yield Fund and International Discovery Fund (each a “Fund”, and together the “Funds”).

The Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund and International Discovery Fund seek to maximize long-term capital appreciation. The Balanced Fund seeks to provide investors with a balance of long-term capital appreciation and current income. The Intermediate Fixed Income Fund seeks to provide investors with current income. The High Yield Fund seeks to earn a high level of current income; capital appreciation is a secondary objective.

Each Fund (except the Intermediate Fixed Income Fund) offers two classes of shares. The International Discovery Fund offers Class A Shares and Institutional Shares; the other multi-class Funds offer Original Shares and Institutional Shares. Each class of shares represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them and the Class A shares may be subject to a sales charge. The Class A Shares and Original Shares are subject to an annual distribution fee as described in Note 7. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser’s Pricing Committee (the “Pricing Committee”) pursuant to the Trust’s Security Valuation Policy. When market quotations are not available, deemed not suitable or a significant event has occurred, securities shall be fair valued by the Pricing Committee in accordance with the Security Valuation Policy. Pricing vendors may be unwilling or unable to obtain prices for certain securities or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended and securities traded in

P / 61

Notes to Financial Statements

Rainier Funds

September 30, 2014 (Unaudited)

certain foreign markets may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Pricing Committee and is defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security. No one may change or authorize a change in a security price or otherwise deviate from the Security Valuation Policy without first obtaining approval from the Pricing Committee. The Board’s Fair Value Committee monitors and reviews the pricing methodologies utilized by the Pricing Committee when establishing fair values for securities and makes determinations as to whether or not the procedures were followed and the methodologies were reasonable.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments, and there is no single standard for determining fair value.

The Funds normally price their securities as follows: all equity securities that are traded on a national securities exchange (including exchange-traded fund shares) are valued at the last reported sale price on the exchange where it is primarily traded. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and ask prices may be used. A security listed on a foreign exchange is generally valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. Participatory notes are valued with an evaluated price provided by a pricing service. An evaluated price will take into consideration numerous factors, including currency rate, dividend information and underlying security price.

Prices for debt securities held by the Funds are provided by the pricing vendor, which utilizes an evaluated pricing methodology. Evaluated pricing is a technique used to value securities without relying exclusively on quoted prices, that also draws on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable inputs. If a price is not available from pricing services, then fair value will be determined as set forth in the Security Valuation Policy.

As of September 30, 2014, there were no securities held in the Funds that required fair valuation by the Pricing Committee in accordance with the Security Valuation Policy. See Note 5.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex- dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method.

Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue

P / 62

Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. As of September 30, 2014, open tax years subject to examination included the tax years ended March 31, 2012 through 2014.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

F) Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions.

The portion of security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds bear the risk of changes in foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency. The Funds also bear the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.

G) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non- recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

P / 63

Notes to Financial Statements

Rainier Funds

September 30, 2014 (Unaudited)

H) Line of Credit. During the period ended September 30, 2014, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. At September 30, 2014, none of the Funds had a balance outstanding under the line of credit. During the period ended September 30, 2014, the Small/Mid Cap Equity Fund borrowed one time for a duration of seven days, a maximum balance of $28 million, and paid $6,822 of interest expense. The Large Cap Equity Fund, Mid Cap Equity Fund, Balanced Fund, Intermediate Fixed Income Fund, High Yield Fund, and International Discovery Fund did not borrow under the line of credit during the period ended September 30, 2014.

NOTE 3. COMMITMENTS, OTHER RELATED- PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, LLC. (the “Investment Adviser”). Under the terms of the agreement, the Funds will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Fund	0.70%
Mid Cap Equity Fund	0.85%
Small/Mid Cap Equity Fund	0.85%
Balanced Fund	0.70%
Intermediate Fixed Income Fund	0.50%
High Yield Fund	0.55%
International Discovery Fund	1.00%

B) Fee Waivers and Expense Caps

Fee Waivers: Effective July 1, 2014, the Investment Adviser has contractually agreed to waive fees and/or reimburse operating expenses for the Large Cap Equity Fund such that the annual rate of ordinary operating expenses is reduced by 0.07% through July 31, 2015. Prior to July 31, 2014, the Investment Adviser had contractually reduced the operating expenses of the Large Cap Equity Fund by 0.05%.

The Investment Adviser has voluntarily undertaken to limit the sub-transfer agency expenses to no more than 0.10% of the average daily net assets of the Institutional Shares and 0.15% of the average daily net assets of the Original Shares of each Fund.

Expense Cap: Although not required to do so, the Investment Adviser has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses (indirect expenses resulting from investment in other investment companies), interest, taxes, brokerage commissions, extraordinary expenses and sales charges, will not exceed the following levels:

Fund Name	Class O	Class A	Class I
Large Cap Equity	1.29%	N/A	1.04%
Mid Cap Equity	1.35%	N/A	1.10%
Small/Mid Cap Equity	1.48%	N/A	1.23%
Balanced	1.19%	N/A	0.94%
Intermediate Fixed Income	0.55%	N/A	N/A
High Yield	0.90%	N/A	0.65%
International Discovery	N/A	1.50%	1.25%

P / 64

The Investment Adviser has contractually agreed to waive/reimburse expenses through July 31 2015. The Trust may terminate the contract with respect to one or more of the Funds and one or more share classes at any time. The contract also terminates in the event that the Management Agreement between the Trust and Investment Adviser is terminated.

Expenses reimbursed by the Investment Adviser may be recouped from the Funds. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to each Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement. At September 30, 2014, the amounts available for recoupment that have been paid and/or waived by the Investment Adviser on behalf of the Funds are as follows:

Intermediate Fixed Income	$686,689
High Yield	$128,805
International Discovery	$293,751
Balanced	$52,609
Mid Cap	$1,985

The Investment Adviser may recapture a portion of the following amounts no later than March 31 of the years stated below:

	Intermediate Fixed Income	High Yield	International Discovery	Balanced	Mid Cap
2015	$187,809	$18,151	$782	–	–
2016	$202,299	$50,590	$159,478	$22,099	–
2017	$204,455	$42,602	$94,417	$23,216	–
2018	$92,126	$17,462	$39,074	$7,294	$1,985

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian under this Agreement. For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $3 billion of average daily net assets

0.035% of next $4 billion of average daily net assets

0.025% of average daily net assets over $10 billion.

The International Discovery Fund also pays global custody fees based upon assets and the number of transactions in each country that the Fund invests.

The Trust will be subject to an annual minimum fee of $650,000. The Funds

P / 65

Notes to Financial Statements

Rainier Funds

September 30, 2014 (Unaudited)

currently are also subject to a $25,000 per Fund annual minimum. Fund Services waived a portion of the annual fee through July 31, 2014, for the Large Cap Equity Fund in the amount of 0.02% of average daily net assets.

D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Adviser and are not compensated by the Trust for their services to the Trust. The Independent Trustees were paid $116,926 in aggregate for their services and reimbursements for travel expenses during the period ended September 30, 2014.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect a value of the investment elections. The Funds recognize the deferred compensation and the change in the value of the recordkeeping accounts as Trustee expense. The amount recognized for the period ended September 30, 2014, was $71,608.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the period ended September 30, 2014, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Equity	$159,910,621	$300,391,324
Mid Cap Equity	$674,359,374	$738,422,180
Small/Mid Cap Equity	$1,006,809,194	$1,297,260,307
Balanced	$7,003,490	$8,150,174
Intermediate Fixed Income	$7,023,466	$8,519,836
High Yield	$12,198,174	$7,617,191
International Discovery Fund	$25,939,607	$18,357,161

The Balanced Fund and Intermediate Fixed Income Fund purchased $3,828,254 and $29,859,401 and sold $3,547,366 and $31,563,287, respectively, of U.S. government securities. There were no purchases or sales of U.S. government securities by the Large Cap Equity Fund, Mid Cap Equity Fund, Small/Mid Cap Equity Fund, High Yield Fund and International Discovery Fund.

NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS AT SEPTEMBER 30, 2014

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical securities.

P / 66

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met. The Funds also utilize the fair value pricing source for fixed income holdings in the Balanced, Intermediate Fixed Income and High Yield Funds on certain bond market holidays. When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Funds are valued by the pricing vendor, which utilizes an evaluated pricing methodology. Evaluated pricing is a technique used to value fixed-income securities without relying exclusively on quoted prices, that also draws on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable inputs. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy. If a fair valuation is utilized, these securities are categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of September 30, 2014:

Rainier Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$452,600,648	$ –	$ –	$452,600,648
Total Equity	452,600,648	–	–	452,600,648

Short-Term Investments	10,210,865	–	–	10,210,865
Total Investments in Securities	$462,811,513	$ –	$ –	$462,811,513

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Notes to Financial Statements

Rainier Funds

September 30, 2014 (Unaudited)

Rainier Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$ 954,704,776	$ –	$ –	$ 954,704,776
Total Equity	954,704,776	–	–	954,704,776

Short-Term Investments	12,892,257	–	–	12,892,257
Total Investments in Securities	$ 967,597,033	$ –	$ –	$ 967,597,033

Rainier Small/Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$1,458,181,942	$ –	$ –	$1,458,181,942
Total Equity	1,458,181,942	–	–	1,458,181,942

Short-Term Investments	14,760,888	–	–	14,760,888
Total Investments in Securities	$1,472,942,830	$ –	$ –	$1,472,942,830

Rainier Balanced Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$ 19,165,697	$ –	$ –	$ 19,165,697
Total Equity	19,165,697	–	–	19,165,697
Fixed Income
Federal Agency Obligations	–	4,607,613	–	4,607,613
Corporate Bonds	–	7,313,557	–	7,313,557
Total Fixed Income	–	11,921,170	–	11,921,170

Short-Term Investments	414,586	–	–	414,586
Total Investments in Securities	$ 19,580,283	$ 11,921,170	$ –	$ 31,501,453

Rainier Intermediate Fixed Income Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Federal Agency Obligations	$ –	$ 37,514,958	$ –	$ 37,514,958
Corporate Bonds	–	63,814,414	–	63,814,414
Total Fixed Income	–	101,329,372	–	101,329,372

Short-Term Investments	242,520	–	–	242,520
Total Investments in Securities	$ 242,520	$101,329,372	$ –	$ 101,571,892

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Rainier High Yield Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$ 109,800	$ –	$ –	$ 109,800
Total Equity	109,800	–	–	109,800
Fixed Income
Asset Backed Securities	–	513,125	–	513,125
Corporate Bonds	–	49,370,850	–	49,370,850
Total Fixed Income	–	49,883,975	–	49,883,975

Short-Term Investments	2,844,976	–	–	2,844,976
Total Investments in Securities	$ 2,954,776	$ 49,883,975	$ –	$52,838,751

Rainier International Discovery Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$36,620,989	$ –	$ –	$36,620,989
Total Equity	36,620,989	–	–	36,620,989

Short-Term Investments	2,991,350	–	–	2,991,350
Total Investments in Securities	$39,612,339	$ –	$ –	$39,612,339

The Funds recognize transfers between Levels at the end of each reporting period. There were no transfers between Levels when comparing the March 31, 2014 reporting period and the September 30, 2014 reporting period.

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Notes to Financial Statements

Rainier Funds

September 30, 2014 (Unaudited)

NOTE 6 . INCOME TAXES

As of March 31, 2014, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity Fund	Mid Cap Equity Fund	Small/Mid Cap Equity Fund	Balanced Fund	Intermediate Fixed Income Fund	High Yield Fund	International Discovery Fund
Cost of investments for tax purposes	$428,214,987	$843,618,217	$1,444,664,730	$25,256,120	$101,610,369	$43,882,383	$25,580,867

Gross tax unrealized appreciation	147,903,937	175,465,085	312,260,474	5,262,309	3,157,337	2,937,758	8,116,555
Gross tax unrealized depreciation	(5,680,938)	(9,928,806)	(20,722,516)	(265,412)	(166,028)	(119,972)	(459,091)

Net tax unrealized appreciation on investments	$142,222,999	$165,536,279	$291,537,958	$4,996,897	$2,991,309	$2,817,786	$7,657,464

Undistributed ordinary income	22,414,487	19,219,056	–	803,709	4,312	39,379	7,237
Undistributed long-term capital gains	12,831,357	34,809,192	137,637,407	307,218	579,105	225,623	1,147,069
Other accumulated gains (losses)	(305,103)	(88,946)	(3,093,601)	(66,409)	(57,680)	(19,833)	(467)

Total accumulated earnings	$177,163,740	$219,475,581	$426,081,764	$6,041,415	$3,517,046	$3,062,955	$8,811,303

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown gains and losses on mortgage and asset-backed securities and adjustments made on the sale of partnership investments. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2014, the following table shows the reclassifications made:

	Paid-In- Capital	Undistributed Net Investment Income	Undistributed Net Realized Gain
Large Cap Equity Fund	$22,545,821	$ –	$(22,545,821)
Mid Cap Equity Fund	13,682,291	5,381,808	(19,064,099)
Small/Mid Cap Equity Fund	(9,512,460)	11,726,492	(2,214,032)
Balanced Fund	258,694	(29)	(258,665)
Intermediate Fixed Income Fund	–	752	(752)
High Yield Fund	–	(309)	309
International Discovery Fund	21,314	26,540	(47,854)

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As of March 31, 2014, none of the Funds have capital loss carry forward amounts (“CLCFs”).

During the year ended March 31, 2014, the Funds utilized the following amounts of capital loss carryforwards:

Capital Loss Carryover Utilized
International Discovery Fund	$480,785
Small/Mid Cap Equity Fund	231,104,279

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of March 31, 2014, the following Funds deferred, on a tax basis, post-October losses and late year ordinary losses as shown in the table below:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income	High Yield	International Discovery
Capital Loss Carryovers	–	–	–	–	–	–	–
Post-October Losses	–	–	–	–	–	–	–
Late Year Ordinary Losses	–	–	$2,541,465	–	–	–	–

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

The tax components of distributions paid during the six months ended September 30, 2014, and the year ended March 31, 2014, were as follows:

	Six months ended September 30, 2014		Year ended March 31, 2014
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
Large Cap Equity Fund	–	–	$19,230,739	$71,865,543
Mid Cap Equity Fund	–	–	$36,246,908	$43,349,813
Small/Mid Cap Equity Fund	–	–	–	$17,677,124
Balanced Fund	$91,573	–	$537,506	$3,262,503
Intermediate Fixed Income Fund	$895,386	–	$2,485,174	$835,070
High Yield Fund	$1,409,580	–	$2,693,232	$801,908
International Discovery Fund	–	–	$23,238	$493,257

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Notes to Financial Statements

Rainier Funds

September 30, 2014 (Unaudited)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2014.

NOTE 7. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Adviser (as the distribution coordinator) at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Original Shares or Class A Shares. With respect to the Intermediate Fixed Income Fund, the annual rate is currently limited to 0.10% of average daily net assets of the Fund’s Original Class Shares. The fee is paid as reimbursement for, or in anticipation of, expenses incurred by third parties of the Investment Adviser for distribution-related and shareholder servicing activities related to each share class.

Third party distribution and servicing expenses may be paid directly by the Funds or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payment under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

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General Information

Rainier Funds

September 30, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Fund’s website at www.rainierfunds.com; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Funds’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT

Renewal of Management Agreement

At a meeting of the Board of Trustees held on May 16, 2014, with all of the independent trustees present, the Board and independent trustees of the Trust approved the continuation of the Management Agreement (the “Management Agreement”) between the Trust and the Investment Adviser with respect to each Fund for an additional year from when the Management Agreement would otherwise expire.

In considering whether to continue the Management Agreement with respect to each Fund, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Adviser at the request of the independent trustees. This information included detailed data on performance, advisory fees and expenses for other mutual funds with similar investment objectives and sizes, which was derived from data compiled by an independent third party, and extensive additional information including but not limited to financial and profitability information for the Investment Adviser, a management fee and services comparison between the Funds and institutional accounts, and extensive compliance information. The independent trustees also discussed the proposed renewal in separate private sessions on May 12 and 16, 2014, with independent legal counsel to the independent trustees at which no representatives of the Investment Adviser or other parties were present. In those private sessions, the independent trustees discussed with their independent legal counsel the various legal considerations and factors applicable to their fiduciary duties in considering and acting on the continuation of the Management Agreement. In reaching their determinations relating to the renewal of the Management Agreement with respect to each Fund, the trustees considered all the information and factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

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General Information

Rainier Funds

September 30, 2014 (Unaudited)

Nature, extent and quality of services provided by the Investment Adviser

The Board reviewed the past advisory and other services provided to the Funds by the Investment Adviser, and the independent trustees concurred that the Investment Adviser is expected to provide satisfactory services under the Management Agreement. The independent trustees emphasized in this regard the continuity of portfolio management teams except for certain infrequent changes that had been thoughtfully planned and implemented, consistency of the Investment Adviser’s investment discipline, style and approach, and the high level of research, analysis, trading and compliance support provided by the Investment Adviser to those teams. The Board received regular information, as well as special presentations between regular Board meetings, from the Investment Adviser about its investment process and resources as well as the performance of the Funds. The Board noted the Investment Adviser’s commitment to maintaining adequate resources in this area despite some recent reductions in staffing levels over the past year. The Board also viewed favorably the Investment Adviser’s and the Funds’ clean regulatory record and strong compliance culture.

Investment Performance; Fee and Expenses

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings and more frequently through regular updates from the Investment Adviser. The Board reviewed detailed comparisons of the performance of the Funds for various periods compared to relevant securities indexes and peer groups of mutual funds prepared by U.S. Bancorp Fund Services, LLC (which is the Funds’

administrator) using data from Morningstar, Inc. On a regular quarterly basis, the Board also reviews performance of the Funds for various time periods using data from Morningstar and Lipper, Inc. The Board emphasized longer term performance records but noted the market challenges for various intermediate and longer term periods for the domestic equity Funds, especially those periods that included significant market declines.

The Board also reviewed the relative fees and expenses compared to peer funds and the Investment Adviser’s other accounts. The Board considered the fees charged by the Investment Adviser to other advisory accounts as less useful given the relatively broader range of services provided to the Funds compared to those other accounts. The Board was satisfied with the relative advisory fee and total expenses for each Fund. Each Fund’s advisory fee and expenses were equal to or less than the peer group median for at least one share class against comparable share classes of peer funds, except for the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. The Mid Cap Equity Fund had an advisory fee and total expenses that were slightly higher than its peer group for the Original Shares. Similarly, the Small/Mid Cap Equity Fund had an advisory fee and total expenses higher than the median of the peer group but well under the most expensive funds in the peer group. The Board also recognized that this Fund is partially closed to new investors.

The Board recognizes the continued relative underperformance of the domestic equity Funds for most periods compared to peer group mutual funds. For some time, the Board has specifically focused on the underperformance of the Large Cap Equity

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Fund over various periods. The same general situation also applies to the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. A similar result also applies with respect to the Balanced Fund because of the relatively weaker performance of the equity portion of that Fund and the relatively more conservative (and lower performing) results for the fixed-income portion of that Fund, but more recent relative performance has improved with the one-year period for the Institutional shares showing above average results. The independent trustees discussed with the Investment Adviser its continuing measures to seek to improve the Funds’ relative performance, particularly the Large Cap Equity Fund, and confirmed that the key elements of the Fund’s equity strategies remain appropriate despite weak relative performance. The Investment Adviser described certain actions taken over the past two years to reallocate personnel, responsibilities and resources in an effort to improve the performance of its domestic stock selections. The independent trustees expect to continue discussions with the Investment Adviser about its plans to improve the relative performance of the Large Cap Equity Fund, as well as the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund, and to continue closely monitoring the Investment Adviser’s progress. The Investment Adviser explained the importance of its style consistency and the long-term perspective taken. Based on these discussions and the information presented by management, the independent trustees concluded that the domestic equity Funds’ performance did not preclude continuation of the Management Agreement, particularly when viewed from the consistency of the Investment Adviser’s style from a long-term perspective, in light of continued efforts being made to improve performance and signs of progress in that regard.

The Board was satisfied with the generally favorable relative performance of the High Yield Fund and the slightly below median performance of the Intermediate Fixed Income Fund, particularly when considering the relatively more conservative profile of their respective portfolios. The independent trustees concluded that the fixed income Funds’ performance also did not preclude continuation of the Management Agreement.

The Board was pleased with the relatively strong performance of the International Discovery Fund since inception, recognizing the relatively short period. The Board concluded that this strong performance justifies continuation of the Management Agreement for that Fund.

Costs of Services Provided and Profitability to the Investment Adviser

At the request of the trustees, the Investment Adviser provided information concerning the Investment Adviser’s profitability and financial condition. The trustees reviewed the Investment Adviser’s assumptions and methods of allocating certain costs, such as estimates of personnel costs, which constitute the Investment Adviser’s largest operating cost. The Investment Adviser stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Adviser where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board noted that the Investment Adviser’s profit margins, while

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General Information

Rainier Funds

September 30, 2014 (Unaudited)

reasonable, have not increased over the past year and face continued pressure. The Board noted the Investment Adviser’s significant past capital and other expenses, and commitment to continue devoting resources as needed to provide high quality services to the Funds. The Board also noted the funding of adequate liquid working capital reserves and the stable financial condition of the Investment Adviser despite continued reduction in the assets of the Funds.

The trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits for the services it provides to the Funds to allow continued investment in the business and to create an incentive to continue to provide high quality services to the Funds. Based on their review, the trustees concluded that they were satisfied that the Investment Adviser’s level of profitability from its relationship with the Funds was not unreasonable or excessive.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether those fee levels reflect these economies of scale for the benefit of Fund investors. The Board realized that the advisory fees for the Funds do not have breakpoints, which could otherwise result in lower advisory fee rates as the Funds grow larger. The trustees noted that market conditions and redemptions related to performance over the past several years reduced the size of the larger Funds, and the Investment Adviser previously partially closed the largest Fund (the Small/Mid Cap Equity Fund) to new investors for portfolio management reasons. The consensus of the independent trustees was that economies of scale for the Funds were less likely to be realized with the reduction of assets. The independent trustees did not disagree with the Investment Adviser’s assertion that the advisory fees remain competitive and compare favorably to peer group fees and expenses for comparable mutual funds, given that they did not significantly exceed the median fee rates. The Board also recognized the benefits to the Funds of the Investment Adviser’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller) and its commitment to maintain reasonable overall operating expenses for each Fund.

Fallout Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Adviser, such as soft dollar benefits for research services, in concluding that the contractual advisory fees are reasonable for the Funds. The Board and the independent trustees separately concluded that the renewal of the Management Agreement was in the best interest of the shareholders of each affected Fund.

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Directory of Funds’ Service Providers

Rainier Funds

September 30, 2014 (Unaudited)

INVESTMENT ADVISER

Rainier Investment Management, LLC

601 Union Street, Suite 2801

Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC

615 E Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings, LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

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Index Descriptions

The Standard & Poor’s 500® Index is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $2.3 billion to $545.3 billion as of May 31, 2014.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $2.2 billion to $27.1 billion as of May 31, 2014.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $2.3 billion to $27.1 billion as of May 31, 2014.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $169 million to $9.4 billion as of May 31, 2014.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $169 million to $9.4 billion as of May 31, 2014.

The Balanced Index is computed by Rainier and consists of 60% S&P 500 Index, 35% Barclays Capital U.S. Intermediate Government/Credit Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Rainier Balanced Fund may vary from the Balanced Index.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Bank of America Merrill Lynch U.S. High Yield Index is composed of all qualifying securities that represent the High Yield Market, including corporate bonds and distressed securities.

The Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index contains all securities in the Bank of America Merrill Lynch U.S High Yield Index rated BB1 through B3, inclusive.

The MSCI AC World Index ex U.S. Small Cap Net TR captures small cap representation across 22 of 23 Developed Markets Countries (excluding the United States) and 23 Emerging Markets Countries.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101

800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

RA-SEMI

RAINIER FUNDS

SEMIANNUAL REPORT – SEPTEMBER 30, 2014

(UNAUDITED)

LARGE CAP GROWTH EQUITY FUND

RAINIER FUNDS

Large Cap Growth Equity Fund

September 30, 2014

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE RAINIER LARGE CAP GROWTH EQUITY FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

FUND INVESTMENT RETURNS

Large Cap Growth Equity Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

Fiscal year ending March 31,

TOTAL RETURNS as of September 30, 2014
	1 Year	3* Years	5* Years	10* Years	Since*+ Inception
Large Cap Growth Equity - Institutional Shares +	16.70%	20.76%	14.45%	8.44%	1.97%
Russell 1000 Growth Index	19.15	22.45	16.50	8.94	1.75
Consumer Price Index	1.66	1.61	1.96	2.28	2.30

Inception date 3/11/14

Gross and Net Expense Ratios are 5.61% and 0.00%, respectively, which are the amounts reflected in the last annual report. From the inception date of the Fund through 4/2/14, the Fund’s sole investment was the John Hancock Rainier Growth Fund – Class I (JH Fund). While the Fund was invested in the JH Fund, Rainier waived all of the Operating Expenses of the Fund. Subsequent to 4/2/14, Rainier waived/reimbursed Operating Expenses above 0.91%. The Investment Adviser has contractually agreed to waive/reimburse expenses to maintain that limitation through 7/31/15.

*Average annualized returns.

+ The inception date of the Rainier Large Cap Growth Fund – Class I is 3/11/14. Performance for periods prior to 3/11/14 is based on the performance of the JH Fund from 4/25/08 to 3/11/14, the Rainier Large Cap Growth Fund – Class I from 2/20/07 to 4/25/08, and the Rainier Large Cap Growth Fund – Class O (adjusted to remove the Rule 12b-1 fee of the O shares) from 6/15/00 to 2/20/07.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.

Mutual Fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 17 for index descriptions.

Fund Expenses

Rainier Funds

September 30, 2014 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class and Class A only); and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/2014 and held for the entire period from 4/1/2014 to 9/30/14.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed annual rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the annual ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE

LARGE CAP GROWTH EQUITY FUND

	Actual Performance	Hypothetical Performance
		(5% annual return before expenses)
Beginning Account Value (4/1/14)	$1,000.00	$1,000.00
Ending Account Value (9/30/14)	$1,072.50	$1,020.56
Expenses Paid during Period*	$4.68	$4.56

*‘Expenses Paid during Period’ are equal to the annualized expense ratio during the six month period (0.90%) multiplied by 183/365 to pro-rate for the six-month period. This result is then multiplied by the average account value during this period.

Rainier Large Cap Growth Equity Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (95.5%)
CONSUMER DISCRETIONARY (16.6%)
Amazon.com, Inc. *	80	$25,794
Jarden Corp. *	191	11,481
Kate Spade & Co. *	458	12,013
Las Vegas Sands Corp.	236	14,682
Marriott International, Inc. Cl. A	200	13,980
NIKE, Inc. Cl. B	220	19,624
Ralph Lauren Corp.	79	13,014
The Priceline Group, Inc. *	20	23,172
The Walt Disney Co.	298	26,531
TripAdvisor, Inc. *	135	12,342

Total Consumer Discretionary		172,633

CONSUMER STAPLES (4.9%)
Costco Wholesale Corp.	117	14,662
Monster Beverage Corp. *	179	16,409
The Estee Lauder Companies, Inc. Cl. A	262	19,577

Total Consumer Staples		50,648

ENERGY (5.5%)
Anadarko Petroleum Corp.	155	15,723
EOG Resources, Inc.	185	18,319
FMC Technologies, Inc. *	151	8,201
Halliburton Co.	236	15,224

Total Energy		57,467

FINANCIALS (6.3%)
Affiliated Managers Group, Inc. *	97	19,435
Discover Financial Services	165	10,624
Morgan Stanley	659	22,782
The Goldman Sachs Group, Inc.	71	13,033

Total Financials		65,874

	Shares	Value
HEALTH CARE (19.0%)
AbbVie, Inc.	473	$27,320
Actavis plc * ^	96	23,163
Allergan, Inc.	153	27,263
Biogen Idec, Inc. *	65	21,503
Celgene Corp. *	240	22,747
Gilead Sciences, Inc. *	266	28,316
McKesson Corp.	107	20,830
Regeneron Pharmaceuticals, Inc. *	47	16,944
Salix Pharmaceuticals Ltd. *	60	9,374

Total Health Care		197,460

INDUSTRIALS (10.8%)
B/E Aerospace, Inc. *	192	16,116
Cummins, Inc.	142	18,741
Eaton Corp. plc	73	4,626
Fortune Brands Home & Security, Inc.	366	15,046
Kansas City Southern	143	17,332
Precision Castparts Corp.	61	14,450
United Rentals, Inc. *	129	14,332
Verisk Analytics, Inc. Cl. A *	194	11,813

Total Industrials		112,456

INFORMATION TECHNOLOGY (30.2%)
Activision Blizzard, Inc.	400	8,316
Alibaba Group Holding Ltd. * ^	90	7,997
Apple, Inc.	587	59,140
Equinix, Inc. *	68	14,449
Facebook, Inc. Cl. A *	455	35,962
FleetCor Technologies, Inc. *	102	14,496
Google, Inc. Cl. A *	58	34,128
LinkedIn Corp. Cl. A *	84	17,454
MasterCard, Inc. Cl. A	205	15,154
Salesforce.com, Inc. *	354	20,366
ServiceNow, Inc. *	200	11,756
Visa, Inc. Cl. A	146	31,152
VMware, Inc. Cl. A *	218	20,457
Workday, Inc. Cl. A *	65	5,363
Yahoo!, Inc. *	281	11,451
Yelp, Inc. *	104	7,098

Total Information Technology		314,739

MATERIALS (2.2%)
The Sherwin-Williams Co.	104	22,775

Total Materials		22,775

TOTAL COMMON STOCKS

(Cost $934,854)		$994,052

SHORT-TERM INVESTMENTS (6.0%)
MONEY MARKET MUTUAL FUNDS (6.0%)
First American Government Obligations Fund
0.010% **	10,364	10,364
First American Treasury Obligations Fund
0.000% **	52,000	52,000
TOTAL SHORT-TERM INVESTMENTS

(Cost $62,364)		$62,364

TOTAL INVESTMENTS (101.5%)

(Cost $997,218)	$1,056,416

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.5%)	(15,690)

TOTAL NET ASSETS (100.0%)	$1,040,726

* Non-income producing security.

** Rate quoted is seven-day yield at period end.

^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

STATEMENTS OF ASSETS AND LIABILITIES

Rainier Funds

September 30, 2014 (Unaudited)

LARGE CAP GROWTH EQUITY FUND

ASSETS
Investments in securities, at cost (Note 2)	$997,218

Investment in securities, at value (Note 2, 5)	$1,056,416
Cash	1,000
Receivables
Investment securities sold	8,463
Dividends and interest	89
Due from Adviser	16,199

Total Assets	1,082,167

LIABILITIES
Payables
Investment securities purchased	20,958
Due to Investment Adviser (Note 3)	671
Due to Investment Adviser - Offering Costs	12,790
Accrued expenses	7,012
Deferred trustees compensation (Note 3)	10

Total Liabilities	41,441

Net assets	$1,040,726

COMPONENTS OF NET ASSETS
Paid-in capital	$1,020,000
Accumulated undistributed net investment income (loss)	(1,745)
Accumulated undistributed net realized gain on investments	(36,727)
Net unrealized appreciation (depreciation) on investments	59,198

Net assets	$1,040,726

Institutional shares

Net assets applicable to shares outstanding	$1,040,726
Shares outstanding	35,903
Net asset value, offering and redemption price per share	$28.99

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS

Rainier Funds

For the period ending September 30, 2014 (Unaudited)

LARGE CAP GROWTH EQUITY FUND

INVESTMENT INCOME
Dividend Income	$2,789

Total Income	2,789

Expenses
Investment advisory fees (Note 3)	3,676
Administration fees* (Note 3)	12,534
Audit fees	5,029
Legal fees	801
Reports to shareholders	481
Trustee fees (Note 3)	33
Compliance fees	25
Offering costs	12,860
Miscellaneous expense	171

Total expenses	35,610
Less: fees waived and expenses absorbed (Note 3)	(31,076)

Net expenses	4,534

Net investment income (loss)	(1,745)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investment	(36,727)
Net change in unrealized appreciation/depreciation on investments	108,744

Net realized and unrealized gain on investments	72,017

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,272

*Includes administrator, transfer agent, fund accounting and custody fees.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Rainier Funds

September 30, 2014 (Unaudited)

	LARGE CAP GROWTH EQUITY FUND
	SIX MONTHS ENDING SEPTEMBER 30, 2014	MARCH 11, 2014 * THROUGH MARCH 31, 2014

INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(1,745)	$–
Net realized gain (loss) on investments	(36,727)	–
Net change in unrealized appreciation / depreciation on investments	108,744	(49,546)

Increase in net assets resulting from operations	70,272	(49,546)

Distributions to shareholders
From net investment income
Institutional shares	–	–
From net realized gain on investments sold
Institutional shares	–	–

Decrease in net assets from distributions	–	–

Capital share transactions
Proceeds from shares sold
Institutional shares	–	1,020,000
Proceeds from shares reinvested
Institutional shares	–	–
Cost of shares redeemed
Institutional shares	–	–

Net increase from capital share transactions	–	1,020,000

Net increase in net assets	70,272	970,454

NET ASSETS
Beginning of Period	970,454	–

End of Period	$1,040,726	$970,454

Accumulated undistributed net investment income (loss)	$(1,745)	$–

Institutional shares
Shares sold	–	35,903
Shares issued on reinvestment of distributions	–	–
Shares redeemed	–	–

Net decrease in shares outstanding	–	35,903

*	Commencment of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the period

LARGE CAP GROWTH EQUITY FUND -	INSTITUTIONAL SHARES
	6 Months Ending	March 11, 2014*
	September 30, 2014	through
	(Unaudited)	March 31, 2014

Net asset value, beginning of period	$27.03	$28.41
Income (loss) from investment operations:
Net investment income	(0.05)**	–

Net realized and unrealized gain on investments	2.01	(1.38)

Total from investment operations	1.96	(1.38)

Less distributions:
From net investment income	–	–
From net realized gains	–	–

Total distributions	–	–

Net asset value, end of period	$28.99	$27.03

Total return	7.25%†	(4.86%)

Ratios/supplemental data:
Net assets, end of period (in millions)	$1.0	$1.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.07%+	5.61%‡
After fees waived and expenses absorbed	0.90%+‡‡	0.00%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.35%)+‡‡	0.00%‡

Portfolio turnover rate***	134.73%†	0.00%

*	Commenced operations on March 11, 2014.
**	Computed using the average shares method.
†	Not Annualized.
+	Annualized.
‡‡	The Investment Adviser waived all operating expenses during the Holding Period of the JH Fund (Note 1,3).

Absent this waiver, the net expense ratio would have been 0.91% and the ratio of net investment income (loss) would be (0.36%).

‡	Annualized, except audit and trustee fees. Ratios do not reflect the acquired fund fees of the JH Fund. (See Note 1) If included, the ratio of expenses before and after waiver would be 6.52% and 0.91%, respective, and the ratio of net investment income (loss) would be (0.91%).
***	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Rainier Funds

September 30, 2014 (Unaudited)

NOTE 1. ORGANIZATION

The Rainier Investment Management Mutual Funds (the “Trust” or the “Funds”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of eight separate series, one of which, the Large Cap Growth Equity Fund (the “Fund”) is included herein.

The Fund seeks to maximize long-term capital appreciation. Through April 2, 2014 (the “Holding Period”), the Fund invested substantially all of its assets in the John Hancock Select Growth Fund, formerly the John Hancock Rainier Growth Fund (the “JH Fund”). During the Holding Period, the JH Fund had the same investment objective and followed an investment strategy that is substantially similar to that of the Fund. Rainier Investment Management, LLC (“Rainier” or the “Investment Adviser”) served as the adviser to the Fund and as the discretionary investment sub-adviser to the JH Fund during the Holding Period.

On April 2, 2014 the Fund redeemed its holding in the JH Fund and began to invest directly in equity securities in pursuit of the Fund’s investment objective. Effective April 17, 2014, Rainier no longer served as the discretionary investment sub-adviser to the JH Fund, and therefore no longer invests in the JH Fund.

The Fund offers one class of shares: Institutional Shares. The Trust is authorized to issue an unlimited number of shares of the Institutional Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Fund, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Investment Adviser’s Pricing Committee (the “Pricing Committee”) pursuant to the Trust’s Security Valuation Policy. When market quotations are not available, deemed not suitable or a significant event has occurred, securities shall be fair valued by the Pricing Committee in accordance with the Security Valuation Policy. Pricing vendors may be unwilling or unable to obtain prices for certain securities or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended and securities traded in certain foreign markets may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Pricing Committee and is defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, catastrophic news such as an earthquake or flood, or other news that would materially impact the price of a security. No one may change or authorize a change in a security price or otherwise deviate from the Security Valuation Policy without first obtaining approval from the Pricing Committee. The Board’s Fair Value Committee monitors and reviews the pricing methodologies utilized by the Pricing Committee when establishing fair values for securities and makes determinations as to whether or not the procedures were followed and the methodologies were reasonable.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments, and there is no single standard for determining fair value.

The Fund normally prices their securities as follows: all equity securities that are traded on a national securities exchange (including exchange-traded fund shares) are valued at the last reported sale price on the exchange where it is primarily traded. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and ask prices may be used.

As of September 30, 2014, there were no securities held in the Fund that required fair valuation by the Pricing Committee in accordance with the Security Valuation Policy. As an investment company, it is valued at the Net Asset Value (“NAV”) as determined each day the national securities markets are open. See Note 5.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded as of trade date. Dividend income is recognized on the ex- dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method.

Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Fund. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended September 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. As of September 30, 2014, the open tax year subject to examination is the tax year ended March 31, 2014.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

F) Subsequent Events. Accounting standards require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non- recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

G) Line of Credit. During the period ended September 30, 2014, the Trust held a $200 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. The Fund did not borrow under the line of credit during the period ended September 30, 2014.

NOTE 3. COMMITMENTS, OTHER RELATED-PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Fund, has entered into an investment management agreement with Rainier. Under the terms of the agreement, the Fund will pay an investment advisory fee of 0.73% of average daily net assets. The Adviser waived its advisory fee through April 2, 2014, while the Fund substantially invested all its assets in the JH Fund because the Investment Adviser was compensated at the JH Fund level.

B) Expense Cap. Although not required to do so, the Investment Adviser has contractually agreed to reimburse the Fund to the extent necessary so that its ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses (indirect expenses resulting from investment in other investment companies), interest, taxes, brokerage commissions, extraordinary expenses and sales charges, will not exceed 0.91%. The Adviser voluntarily committed to reimburse all the operating expenses while the JH Fund was the sole investment of the Fund.

The Investment Adviser has contractually agreed to waive/reimburse expenses through July 31, 2015. The Trust may terminate the contract with respect to one or more of the Funds and one or more share classes at any time. The contract also terminates in the event that the Management Agreement between the Trust and Investment Adviser is terminated.

Expenses reimbursed by the Investment Adviser may be recouped from the Fund. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to the Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Overall operating expenses for the Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement. At September 30, 2014, the amount available for recoupment that have been paid and/or waived by the Investment Adviser on behalf of the Fund is $30,839.

The Investment Adviser may recapture $30,839 no later than March 31, 2018.

C) Omnibus Fee Agreement. The Trust, on behalf of the Fund, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant. For these services, the Adviser pays a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $3 billion of average daily net assets

0.035% of next $4 billion of average daily net assets

0.025% of average daily net assets over $10 billion

The Trust will be subject to an annual minimum fee of $650,000. The Fund currently is also subject to a $25,000 per Fund annual minimum.

D) Other Related Parties. Certain officers and Trustees of the Fund are also officers and/or directors of the Investment Adviser and are not compensated by the Trust for their services to the Trust. The Independent Trustees were paid $116,926 in aggregate for their services and reimbursements for travel expenses during the period ended September 30, 2014. The amount recognized by the Rainier Large Cap Growth Fund was $33 for this period.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”), allowing the Trustees to receive payment in cash or elect to defer payment from the Trust. The Compensation Plan provides for the creation of a recordkeeping account for each Trustee. Each Trustee that elects to defer payment designates an allocation of the deferred payments among the Funds. This account accumulates the deferred fees earned and is regularly adjusted to reflect a value of the investment elections. The Fund recognizes the deferred compensation and the change in the value of the recordkeeping accounts as Trustee expense. The amount recognized by the Rainier Large Cap Growth Fund for the period ended September 30, 2014 was $4.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales proceeds, other than short-term obligations and U.S. government securities, for the period ended September 30, 2014, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Growth Equity	$1,325,097	$1,373,515

There were no purchases or sales of U.S. government securities by the Large Cap Growth Equity Fund.

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS AT SEPTEMBER 30, 2014

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage- related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments based on the major classification in the Schedules of Investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$994,052	$---	$---	$994,052
Total Equity	994,052	---	---	994,052
Short-Term Investments	62,364	---	---	62,364
Total Investments in Securities	$1,056,416	$---	$---	$1,056,416

NOTE 6. INCOME TAXES

As of March 31, 2014, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

Large Cap Growth
Equity Fund
Cost of investments for tax purposes	$1,020,000

Gross tax unrealized appreciation	–
Gross tax unrealized depreciation	(49,546)

Net tax unrealized appreciation on investments	(49,546)

Undistributed ordinary income	–
Undistributed long-term capital gains	–
Other accumulated gains (losses)	–

Total accumulated earnings	$–

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or net asset value per share.

There were no reclassifications made for the period ended March 31, 2014.

As of March 31, 2014, the Fund has no capital loss carry forward amounts (“CLCFs”). CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and can be carried forward indefinitely.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year.

Large Cap Growth
Equity Fund
Capital Loss Carryovers - 2018	–

Post-October Losses	–

Late Year Ordinary Losses	–

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

The tax components of distributions paid during the six months ended September 30, 2014, and the year ended March 31, 2014, were as follows:

	Six months ended		Year ended
	September 30, 2014		March 31, 2014
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
Large Cap Growth Equity Fund	–	–	–	–

General Information

Rainier Funds

September 30, 2014 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Fund’s website at www.rainierfunds.com; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT

Renewal of Management Agreement

At a meeting of the Board of Trustees held on May 16, 2014, with all of the independent trustees present, the Board and independent trustees of the Trust approved the continuation of the Management Agreement (the “Management Agreement”) between the Trust and the Investment Adviser with respect to each Fund for an additional year from when the Management Agreement would otherwise expire.

In considering whether to continue the Management Agreement with respect to each Fund, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Adviser at the request of the independent trustees. This information included detailed data on performance, advisory fees and expenses for other mutual funds with similar investment objectives and sizes, which was derived from data compiled by an independent third party, and extensive additional information including but not limited to financial and profitability information for the Investment Adviser, a management fee and services comparison between the Funds and institutional accounts, and extensive compliance information. The independent trustees also discussed the proposed renewal in separate private sessions on May 12 and 16, 2014, with independent legal counsel to the independent trustees at which no representatives of the Investment Adviser or other parties were present. In those private sessions, the independent trustees discussed with their independent legal counsel the various legal considerations and factors applicable to their fiduciary duties in considering and acting on the continuation of the Management Agreement. In reaching their determinations relating to the renewal of the Management Agreement with respect to each Fund, the trustees considered all the information and factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, extent and quality of services provided by the Investment Adviser

The Board reviewed the past advisory and other services provided to the Funds by the Investment Adviser, and the independent trustees concurred that the Investment Adviser is expected to provide satisfactory services under the Management Agreement. The independent trustees emphasized in this regard the continuity of portfolio management teams except for certain infrequent changes that had been thoughtfully planned and implemented, consistency of the Investment Adviser’s investment discipline, style and approach, and the high level of research, analysis, trading and compliance support provided by the Investment Adviser to those teams. The Board received regular information, as well as special presentations between regular Board meetings, from the Investment Adviser about its investment process and resources as well as the performance of the Funds. The Board noted the Investment Adviser’s commitment to maintaining adequate resources in this area despite some recent reductions in staffing levels over the past year. The Board also viewed favorably the Investment Adviser’s and the Funds’ clean regulatory record and strong compliance culture.

Investment Performance; Fee and Expenses

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings and more frequently through regular updates from the Investment Adviser. The Board reviewed detailed comparisons of the performance of the Funds for various periods compared to relevant securities indexes and peer groups of mutual funds prepared by U.S. Bancorp Fund Services, LLC (which is the Funds’ administrator) using data from Morningstar, Inc. On a regular quarterly basis, the Board also reviews performance of the Funds for various time periods using data from Morningstar and Lipper, Inc. The Board emphasized longer term performance records but noted the market challenges for various intermediate and longer term periods for the domestic equity Funds, especially those periods that included significant market declines.

The Board also reviewed the relative fees and expenses compared to peer funds and the Investment Adviser’s other accounts. The Board considered the fees charged by the Investment Adviser to other advisory accounts as less useful given the relatively broader range of services provided to the Funds compared to those other accounts. The Board was satisfied with the relative advisory fee and total expenses for each Fund. Each Fund’s advisory fee and expenses were equal to or less than the peer group median for at least one share class against comparable share classes of peer funds, except for the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. The Mid Cap Equity Fund had an advisory fee and total expenses that were slightly higher than its peer group for the Original Shares.

Similarly, the Small/Mid Cap Equity Fund had an advisory fee and total expenses higher than the median of the peer group but well under the most expensive funds in the peer group. The Board also recognized that this Fund is partially closed to new investors.

The Board recognizes the continued relative underperformance of the domestic equity Funds for most periods compared to peer group mutual funds. For some time, the Board has specifically focused on the underperformance of the Large Cap Equity Fund over various periods. The same general situation also applies to the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund. A similar result also applies with respect to the Balanced Fund because of the relatively weaker performance of the equity portion of that Fund and the relatively more conservative (and lower performing) results for the fixed-income portion of that Fund, but more recent relative performance has improved with the one-year period for the Institutional shares showing above average results. The independent trustees discussed with the Investment Adviser its continuing measures to seek to improve the Funds’ relative performance, particularly the Large Cap Equity Fund, and confirmed that the key elements of the Fund’s equity strategies remain appropriate despite weak relative performance. The Investment Adviser described certain actions taken over the past two years to reallocate personnel, responsibilities and resources in an effort to improve the performance of its domestic stock selections. The independent trustees expect to continue discussions with the Investment Adviser about its plans to improve the relative performance of the Large Cap Equity Fund, as well as the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund, and to continue closely monitoring the Investment Adviser’s progress. The Investment Adviser explained the importance of its style consistency and the long-term perspective taken. Based on these discussions and the information presented by management, the independent trustees concluded that the domestic equity Funds’ performance did not preclude continuation of the Management Agreement, particularly when viewed from the consistency of the Investment Adviser’s style from a long-term perspective, in light of continued efforts being made to improve performance and signs of progress in that regard.

The Board was satisfied with the generally favorable relative performance of the High Yield Fund and the slightly below median performance of the Intermediate Fixed Income Fund, particularly when considering the relatively more conservative profile of their respective portfolios. The independent trustees concluded that the fixed income Funds’ performance also did not preclude continuation of the Management Agreement.

The Board was pleased with the relatively strong performance of the International Discovery Fund since inception, recognizing the relatively short period. The Board concluded that this strong performance justifies continuation of the Management Agreement for that Fund.

Costs of Services Provided and Profitability to the Investment Adviser

At the request of the trustees, the Investment Adviser provided information concerning the Investment Adviser’s profitability and financial condition. The trustees reviewed the Investment Adviser’s assumptions and methods of allocating certain costs, such as estimates of personnel costs, which constitute the Investment Adviser’s largest operating cost. The Investment Adviser stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Adviser where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board noted that the Investment Adviser’s profit margins, while reasonable, have not increased over the past year and face continued pressure. The Board noted the Investment Adviser’s significant past capital and other expenses, and commitment to continue devoting resources as needed to provide high quality services to the Funds. The Board also noted the funding of adequate liquid working capital reserves and the stable financial condition of the Investment Adviser despite continued reduction in the assets of the Funds.

The trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits for the services it provides to the Funds to allow continued investment in the business and to create an incentive to continue to provide high quality services to the Funds. Based on their review, the trustees concluded that they were satisfied that the Investment Adviser’s level of profitability from its relationship with the Funds was not unreasonable or excessive.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether those fee levels reflect these economies of scale for the benefit of Fund investors. The Board realized that the advisory fees for the Funds do not have breakpoints, which could otherwise result in lower advisory fee rates as the Funds grow larger. The trustees noted that market conditions and redemptions related to performance over the past several years reduced the size of the larger Funds, and the Investment Adviser previously partially closed the largest Fund (the Small/Mid Cap Equity Fund) to new investors for portfolio management reasons. The consensus of the independent trustees was that economies of scale for the Funds were less likely to be realized with the reduction of assets. The independent trustees did not disagree with the Investment Adviser’s assertion that the advisory fees remain competitive and compare favorably to peer group fees and expenses for comparable mutual funds, given that they did not significantly exceed the median fee rates. The Board also recognized the benefits to the Funds of the Investment Adviser’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller) and its commitment to maintain reasonable overall operating expenses for each Fund.

Fallout Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Adviser, such as soft dollar benefits for research services, in concluding that the contractual advisory fees are reasonable for the Funds. The Board and the independent trustees separately concluded that the renewal of the Management Agreement was in the best interest of the shareholders of each affected Fund.

Directory of Fund’s Service Providers

Rainier Funds

September 30, 2014 (Unaudited)

INVESTMENT ADVISER

Rainier Investment Management, LLC

601 Union Street, Suite 2801

Seattle, WA 98101

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche, LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL TO THE TRUST AND THE INDEPENDENT TRUSTEES

Paul Hastings, LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

Index Descriptions

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $2.3 billion to $545.3 billion as of May 31, 2014.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

Item 2. Code of Ethics.

“Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

“Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

“Not applicable for semi-annual reports.”

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	“Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.”

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 6, 2013.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By	/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, and Chief Financial Officer

Date	11/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By	/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, and Chief Financial Officer

Date	11/25/14